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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-1355

The Alger Funds
(Exact name of registrant as specified in charter)

360 Park Avenue South, New York, New York		10010
(Address of principal executive offices)		(Zip code)

Mr. Hal Liebes Fred Alger Management, Inc. 360 Park Avenue South New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-806-8800

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2014

ITEM 1. Schedule of Investments.

THE ALGER FUNDS  |  ALGER CAPITAL APPRECIATION FUND

Schedule of Investments‡ January 31, 2014 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—98.2%
ADVERTISING—0.7%
Lamar Advertising Co., Cl. A*	243,799	$11,863,259

AEROSPACE & DEFENSE—2.2%
Honeywell International, Inc.	184,100	16,795,443
Precision Castparts Corp.	16,600	4,228,850
The Boeing Co.	133,500	16,722,210
		37,746,503
AIR FREIGHT & LOGISTICS—0.5%
United Parcel Service, Inc., Cl. B	95,100	9,056,373

AIRLINES—0.7%
Copa Holdings SA, Cl. A	34,900	4,561,430
Delta Air Lines, Inc.	118,700	3,633,407
United Continental Holdings, Inc.*	96,900	4,441,896
		12,636,733
APPAREL ACCESSORIES & LUXURY GOODS—1.7%
Fifth & Pacific Cos, Inc.*	237,700	6,821,990
Michael Kors Holdings Ltd.*	125,900	10,063,187
PVH Corp.	80,700	9,754,209
Ralph Lauren Corp.	18,500	2,902,465
		29,541,851
APPAREL RETAIL—0.2%
L Brands, Inc.	72,400	3,790,864

APPLICATION SOFTWARE—1.6%
Salesforce.com, Inc.*	266,701	16,143,412
SAP AG#	141,400	10,805,788
		26,949,200
ASSET MANAGEMENT & CUSTODY BANKS—0.1%
Affiliated Managers Group, Inc.*	12,500	2,490,500

AUTO PARTS & EQUIPMENT—1.8%
BorgWarner, Inc.	46,400	2,491,680
Delphi Automotive PLC.	279,200	17,000,488
Johnson Controls, Inc.	147,400	6,798,088
WABCO Holdings, Inc.*	46,400	4,000,608
		30,290,864
AUTOMOBILE MANUFACTURERS—1.3%
General Motors Co.*	600,200	21,655,216
Tesla Motors, Inc.*	3,600	653,076
		22,308,292
BIOTECHNOLOGY—5.6%
Amgen, Inc.	78,000	9,278,100
Biogen Idec, Inc.*	69,200	21,634,688
Gilead Sciences, Inc.*	526,000	42,421,900
Pharmacyclics, Inc.*	111,000	14,770,770
Vertex Pharmaceuticals, Inc.*	88,400	6,987,136
		95,092,594
BROADCASTING—0.8%
CBS Corp., Cl. B	216,700	12,724,624

	SHARES	VALUE
COMMON STOCKS—(CONT.)
CABLE & SATELLITE—3.1%
Comcast Corporation, Cl. A	554,800	$30,208,860
DISH Network Corp.*	140,000	7,893,200
Time Warner Cable, Inc.	105,000	13,993,350
		52,095,410
CASINOS & GAMING—1.7%
Las Vegas Sands Corp.	288,400	22,068,368
Wynn Resorts Ltd.	33,300	7,240,086
		29,308,454
COMMUNICATIONS EQUIPMENT—2.2%
F5 Networks, Inc.*	149,400	15,985,800
QUALCOMM, Inc.	285,500	21,189,810
		37,175,610
COMPUTER & ELECTRONICS RETAIL—0.1%
Best Buy Co., Inc.	70,600	1,661,924

COMPUTER HARDWARE—5.2%
Apple, Inc.	149,045	74,611,927
NCR Corp.*	394,540	13,883,863
		88,495,790
COMPUTER STORAGE & PERIPHERALS—0.5%
Western Digital Corp.	89,600	7,720,832

CONSTRUCTION & ENGINEERING—1.1%
Chicago Bridge & Iron Co., NV	85,800	6,434,142
Quanta Services, Inc.*	377,300	11,760,441
		18,194,583
CONSTRUCTION MATERIALS—0.6%
Eagle Materials, Inc.	139,900	11,017,125

CONSUMER FINANCE—1.0%
American Express Co.	64,300	5,466,786
Discover Financial Services	211,800	11,363,070
		16,829,856
DATA PROCESSING & OUTSOURCED SERVICES—2.8%
Alliance Data Systems Corp.*	35,400	8,483,964
Visa, Inc., Cl. A	183,900	39,617,577
		48,101,541
DEPARTMENT STORES—0.4%
Macy’s, Inc.	139,900	7,442,680

DISTILLERS & VINTNERS—0.6%
Beam, Inc.	122,100	10,170,930

DIVERSIFIED CHEMICALS—0.6%
Eastman Chemical Co.	122,370	9,539,965

DRUG RETAIL—2.2%
CVS Caremark Corp.	550,600	37,286,632

EDUCATION SERVICES—0.1%
New Oriental Education & Technology Group#	86,900	2,549,646

ELECTRICAL COMPONENTS & EQUIPMENT—1.0%
Eaton Corp., PLC.	225,552	16,485,596

FOOTWEAR—0.5%
NIKE, Inc., Cl. B	116,200	8,465,170

	SHARES	VALUE
COMMON STOCKS—(CONT.)
GENERAL MERCHANDISE STORES—0.3%
Dollar General Corp.*	76,000	$4,280,320

HEALTH CARE EQUIPMENT—2.2%
Covidien PLC.	246,500	16,821,160
Insulet Corp.*	102,100	4,390,300
St. Jude Medical, Inc.	141,377	8,585,825
Zimmer Holdings, Inc.	72,600	6,822,222
		36,619,507
HEALTH CARE FACILITIES—1.3%
HCA Holdings, Inc.*	384,500	19,328,815
Universal Health Services, Inc., Cl. B	26,260	2,153,845
		21,482,660
HEALTH CARE SERVICES—1.5%
Express Scripts, Inc.*	330,200	24,662,638

HOME IMPROVEMENT RETAIL—3.5%
Lowe’s Companies, Inc.	542,300	25,103,067
The Home Depot, Inc.	438,100	33,667,985
		58,771,052
HOTELS RESORTS & CRUISE LINES—0.5%
Extended Stay America, Inc.	74,600	1,898,570
Hilton Worldwide Holdings, Inc.*	295,000	6,386,750
		8,285,320
HOUSEHOLD PRODUCTS—0.5%
The Procter & Gamble Co.	110,800	8,489,496

HOUSEWARES & SPECIALTIES—0.3%
Jarden Corp.*	97,100	5,869,695

HUMAN RESOURCE & EMPLOYMENT SERVICES—0.7%
Robert Half International, Inc.	274,500	11,468,610

INDUSTRIAL CONGLOMERATES—0.8%
Danaher Corp.	186,200	13,851,418

INDUSTRIAL MACHINERY—0.6%
Ingersoll-Rand PLC.	180,700	10,623,353

INSURANCE BROKERS—0.1%
Aon PLC.	31,200	2,510,352

INTEGRATED TELECOMMUNICATION SERVICES—0.4%
Verizon Communications, Inc.	126,700	6,084,134

INTERNET RETAIL—3.5%
Amazon.com, Inc.*	117,300	42,074,337
Groupon, Inc.*	167,600	1,753,096
priceline.com, Inc.*	13,200	15,112,548
		58,939,981
INTERNET SOFTWARE & SERVICES—11.2%
eBay, Inc.*	563,200	29,962,240
Facebook, Inc.*	870,524	54,468,687
Google, Inc., Cl. A*	66,765	78,847,462
LinkedIn Corp.*	10,000	2,152,100
Sina Corp.*	26,100	1,701,459
Vistaprint NV*	234,300	11,452,584

	SHARES	VALUE
COMMON STOCKS—(CONT.)
INTERNET SOFTWARE & SERVICES—(CONT.)
Yahoo! Inc.*	308,300	$11,104,966
		189,689,498
INVESTMENT BANKING & BROKERAGE—1.6%
Morgan Stanley	905,730	26,728,092

IT CONSULTING & OTHER SERVICES—0.3%
International Business Machines Corp.	27,600	4,876,368

LEISURE PRODUCTS—0.1%
Gildan Activewear, Inc.	32,700	1,742,583

LIFE & HEALTH INSURANCE—0.3%
Lincoln National Corp.	118,900	5,710,767

LIFE SCIENCES TOOLS & SERVICES—1.1%
Thermo Fisher Scientific, Inc.	154,628	17,803,868

MANAGED HEALTH CARE—0.2%
UnitedHealth Group, Inc.	36,400	2,630,992

MOVIES & ENTERTAINMENT—1.1%
Viacom, Inc., Cl. B	218,300	17,922,430

MULTI-LINE INSURANCE—0.6%
American International Group, Inc.	207,800	9,966,088

OIL & GAS EQUIPMENT & SERVICES—1.6%
Halliburton Company	198,400	9,723,584
National Oilwell Varco, Inc.	129,700	9,728,797
Weatherford International Ltd.*	580,600	7,861,324
		27,313,705
OIL & GAS EXPLORATION & PRODUCTION—1.7%
Anadarko Petroleum Corp.	139,800	11,280,462
Cabot Oil & Gas Corp.	242,400	9,691,152
Pioneer Natural Resources Co.	49,900	8,449,068
		29,420,682
OTHER DIVERSIFIED FINANCIAL SERVICES—2.1%
Bank of America Corp.	154,200	2,582,850
Citigroup, Inc.	289,800	13,745,214
JPMorgan Chase & Co.	341,300	18,894,368
		35,222,432
PHARMACEUTICALS—5.2%
AbbVie, Inc.	255,500	12,578,265
Actavis plc.*	118,700	22,431,926
Bristol-Myers Squibb Co.	238,700	11,927,839
Eli Lilly & Co.	250,400	13,524,104
Johnson & Johnson	45,900	4,060,773
Pfizer, Inc.	368,942	11,215,837
Zoetis, Inc.	416,900	12,657,084
		88,395,828
REGIONAL BANKS—0.6%
Regions Financial Corp.	984,000	10,007,280

RESTAURANTS—1.5%
McDonald’s Corp.	128,100	12,063,177
Starbucks Corp.	176,100	12,524,232
		24,587,409

	SHARES	VALUE
COMMON STOCKS—(CONT.)
SECURITY & ALARM SERVICES—1.0%
Tyco International Ltd.	433,700	$17,560,513

SEMICONDUCTOR EQUIPMENT—1.4%
ASML Holding NV NY Reg#	157,270	13,309,760
Lam Research Corp.*	195,100	9,874,011
		23,183,771
SEMICONDUCTORS—2.7%
Avago Technologies Ltd.	125,000	6,830,000
Micron Technology, Inc.*	317,700	7,319,808
Microsemi Corp.*	212,560	4,982,406
NXP Semiconductor NV*	542,400	26,225,040
		45,357,254
SOFT DRINKS—1.8%
Monster Beverage Corp.*	70,000	4,753,000
PepsiCo, Inc.	251,800	20,234,648
The Coca-Cola Co.	167,500	6,334,850
		31,322,498
SPECIALIZED FINANCE—0.5%
IntercontinentalExchange Group, Inc.	43,400	9,061,486

SPECIALTY CHEMICALS—1.8%
PPG Industries, Inc.	24,100	4,394,876
Rockwood Holdings, Inc.	372,600	25,534,278
		29,929,154
SPECIALTY STORES—0.1%
Tiffany & Co.	20,700	1,722,033

SYSTEMS SOFTWARE—0.7%
Microsoft Corp.	303,595	11,491,071

TOBACCO—0.4%
Philip Morris International, Inc.	82,160	6,419,982

TRADING COMPANIES & DISTRIBUTORS—0.8%
HD Supply Holdings, Inc.*	150,400	3,229,088
United Rentals, Inc.*	124,500	10,077,030
		13,306,118
WIRELESS TELECOMMUNICATION SERVICES—0.7%
SoftBank Corp.	136,300	10,087,454
Vodafone Group PLC.#*	30,900	1,145,154
		11,232,608
TOTAL COMMON STOCKS (Cost $1,365,551,843)		1,661,576,447

MASTER LIMITED PARTNERSHIP—1.0%
ASSET MANAGEMENT & CUSTODY BANKS—1.0%
Blackstone Group LP.	530,300	17,367,325
(Cost $9,030,572)		17,367,325

	PRINCIPAL AMOUNT	VALUE
CONVERTIBLE NOTES—0.0%
ADVERTISING—0.0%
Choicestream, Inc., 15.00%, 3/31/2014(L3),(a)	548,498	$548,498
(Cost $548,498)		548,498

Total Investments (Cost $1,375,130,913)(b)	99.2%	1,679,492,270
Other Assets in Excess of Liabilities	0.8%	13,364,770
NET ASSETS	100.0%	$1,692,857,040

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.
*	Non-income producing security.
#	American Depositary Receipts.
(a)	Security not registered under the Securities Act of 1933, and may not be sold or transferred without registration.
(b)

At January 31, 2014, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $1,380,671,768, amounted to $298,820,502 which consisted of aggregate gross unrealized appreciation of $314,172,165 and aggregate gross unrealized depreciation of $15,351,663.

(L3)	Security classified as Level 3 for ASC 820 disclosure purposes based on valuation inputs.

See Notes to Schedule of Investments.

THE ALGER FUNDS  |  ALGER INTERNATIONAL GROWTH FUND

Schedule of Investments‡ January 31, 2014 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—97.4%
BELGIUM—1.4%
BREWERS—1.4%
Anheuser-Busch InBev NV (Cost $3,116,792)	32,409	$3,105,827

BRAZIL—0.7%
DIVERSIFIED BANKS—0.7%
Itau Unibanco Holding SA# (Cost $1,840,723)	136,200	1,667,088

CANADA—4.4%
INTEGRATED OIL & GAS—1.3%
Suncor Energy, Inc.	90,500	2,973,194

LEISURE PRODUCTS—0.9%
BRP, Inc.*(a)	84,735	2,131,023

PHARMACEUTICALS—2.2%
Valeant Pharmaceuticals International, Inc.*	37,000	5,020,705

TOTAL CANADA (Cost $8,439,854)		10,124,922

CAYMAN ISLANDS—0.6%
INTERNET SOFTWARE & SERVICES—0.6%
Qihoo 360 Technology Co., Ltd.#* (Cost $1,190,952)	12,500	1,263,500

CHINA—3.5%
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—1.0%
China South Locomotive and Rolling Stock Corp.(L2)	3,150,000	2,295,410

INTEGRATED TELECOMMUNICATION SERVICES—0.7%
China Communications Services Corp., Ltd.(L2)	2,911,800	1,573,422

INVESTMENT BANKING & BROKERAGE—0.8%
Haitong Securities Co., Ltd.(L2)	1,145,100	1,684,989

LIFE & HEALTH INSURANCE—1.0%
Ping An Insurance Group Co., of China Ltd.(L2)	292,500	2,362,057

TOTAL CHINA (Cost $8,190,304)		7,915,878

CYPRUS—0.4%
DATA PROCESSING & OUTSOURCED SERVICES—0.4%
QIWI plc# (Cost $796,050)	26,100	941,949

FRANCE—4.2%
DIVERSIFIED BANKS—1.3%
BNP Paribas SA	38,100	2,952,314

HEALTH CARE SUPPLIES—1.2%
Essilor International SA	27,000	2,714,204

IT CONSULTING & OTHER SERVICES—0.5%
Criteo SA#*	32,000	1,126,080

PHARMACEUTICALS—1.2%
Sanofi	29,600	2,906,502

TOTAL FRANCE (Cost $9,717,597)		9,699,100

	SHARES	VALUE
COMMON STOCKS—(CONT.)
GERMANY—9.3%
APPAREL ACCESSORIES & LUXURY GOODS—1.8%
Adidas AG	36,407	$4,070,377

APPLICATION SOFTWARE—2.1%
SAP AG#	63,900	4,883,430

AUTOMOBILE MANUFACTURERS—2.0%
Bayerische Motoren Werke AG	41,746	4,550,732

DIVERSIFIED CAPITAL MARKETS—0.9%
Deutsche Bank AG	40,000	1,936,337

MULTI-LINE INSURANCE—1.0%
Allianz SE	13,500	2,254,250

SEMICONDUCTORS—1.5%
Infineon Technologies AG	334,436	3,453,524

TOTAL GERMANY (Cost $20,140,924)		21,148,650

HONG KONG—2.0%
CONSTRUCTION & ENGINEERING—0.5%
China State Construction International Holdings Ltd.(L2)	715,100	1,299,833

LIFE & HEALTH INSURANCE—1.5%
AIA Group Ltd.(L2)	726,504	3,358,223

TOTAL HONG KONG (Cost $4,473,547)		4,658,056

INDIA—0.5%
DIVERSIFIED BANKS—0.5%
HDFC Bank Ltd. (Cost $1,170,726)	109,500	1,097,009

IRELAND—3.0%
BIOTECHNOLOGY—1.2%
Alkermes PLC.*	55,200	2,687,136

INDUSTRIAL MACHINERY—1.8%
Ingersoll-Rand PLC.	70,528	4,146,341

TOTAL IRELAND (Cost $5,204,664)		6,833,477

ITALY—2.8%
APPAREL RETAIL—1.1%
Prada SpA(L2)	326,200	2,393,088

DIVERSIFIED BANKS—0.5%
Intesa Sanpaolo SpA	450,000	1,219,990

ELECTRICAL COMPONENTS & EQUIPMENT—1.2%
Prysmian SpA	112,400	2,750,117

TOTAL ITALY (Cost $6,651,389)		6,363,195

JAPAN—18.3%
AUTO PARTS & EQUIPMENT—1.4%
Denso Corp.	59,500	3,108,626

AUTOMOBILE MANUFACTURERS—1.6%
Toyota Motor Corp.	62,100	3,598,749

	SHARES	VALUE
COMMON STOCKS—(CONT.)
JAPAN—(CONT.)
COMMODITY CHEMICALS—1.0%
Toray Industries, Inc.	339,450	$2,248,827

DIVERSIFIED BANKS—5.8%
Mitsubishi UFJ Financial Group, Inc.	540,503	3,295,170
Mizuho Financial Group, Inc.	1,435,900	3,077,230
Sumitomo Mitsui Financial Group, Inc.	97,700	4,612,044
Sumitomo Mitsui Trust Holdings, Inc.	454,300	2,200,592
		13,185,036
DIVERSIFIED REAL ESTATE ACTIVITIES—3.4%
Mitsui Fudosan Co., Ltd.	136,000	4,377,180
Sumitomo Realty & Development Co., Ltd.	74,650	3,354,465
		7,731,645
ELECTRONIC COMPONENTS—1.2%
Murata Manufacturing Co., Ltd.	29,900	2,810,056

INDUSTRIAL MACHINERY—1.1%
FANUC Corp.	14,950	2,453,386

INVESTMENT BANKING & BROKERAGE—1.2%
Daiwa Securities Group, Inc.	299,700	2,844,789

PROPERTY & CASUALTY INSURANCE—0.9%
Tokio Marine Holdings, Inc.	71,300	2,116,882

WIRELESS TELECOMMUNICATION SERVICES—0.7%
SoftBank Corp.	22,050	1,631,903

TOTAL JAPAN (Cost $41,347,286)		41,729,899

JERSEY CHANNEL ISLANDS—1.0%
AUTO PARTS & EQUIPMENT—1.0%
Delphi Automotive PLC. (Cost $2,177,719)	39,300	2,392,977

LUXEMBOURG—0.2%
BROADCASTING—0.2%
Altice SA* (Cost $381,446)	10,000	385,487

MEXICO—1.2%
DIVERSIFIED REAL ESTATE ACTIVITIES—0.7%
Corp Inmobiliaria Vesta SAB de CV	889,730	1,630,090

GAS UTILITIES—0.5%
Infraestructura Energetica Nova SAB de CV	284,800	1,225,029

TOTAL MEXICO (Cost $2,913,715)		2,855,119

NETHERLANDS—3.8%
AGRICULTURAL PRODUCTS—0.9%
Nutreco NV	43,693	1,951,570

ALTERNATIVE CARRIERS—1.5%
Ziggo NV	78,300	3,404,372

SEMICONDUCTOR EQUIPMENT—1.4%
ASML Holding NV	110	9,344

	SHARES	VALUE
COMMON STOCKS—(CONT.)
NETHERLANDS—(CONT.)
SEMICONDUCTOR EQUIPMENT—(CONT.)
ASML Holding NV NY Reg#	38,057	$3,220,764
		3,230,108
TOTAL NETHERLANDS (Cost $7,859,778)		8,586,050

NORWAY—1.3%
DIVERSIFIED BANKS—1.3%
DNB ASA (Cost $2,803,090)	171,377	2,895,629

PANAMA—1.0%
AIRLINES—1.0%
Copa Holdings SA, Cl. A (Cost $2,372,285)	17,860	2,334,302

PERU—0.9%
DIVERSIFIED BANKS—0.9%
Credicorp Ltd. (Cost $2,052,619)	15,500	2,044,760

PORTUGAL—1.3%
BROADCASTING—0.8%
ZON OPTIMUS, SGPS, SA	288,500	1,932,024

INTEGRATED OIL & GAS—0.5%
Galp Energia SGPS SA	71,000	1,099,380

TOTAL PORTUGAL (Cost $2,851,840)		3,031,404

SINGAPORE—1.9%
REAL ESTATE OPERATING COMPANIES—1.4%
Global Logistic Properties Ltd.(L2)	1,443,900	3,161,051

SEMICONDUCTORS—0.5%
Avago Technologies Ltd.	22,700	1,240,328

TOTAL SINGAPORE (Cost $4,385,647)		4,401,379

SOUTH AFRICA—1.4%
PHARMACEUTICALS—1.4%
Aspen Pharmacare Holdings Ltd. (Cost $3,106,153)	139,271	3,143,163

SOUTH KOREA—1.1%
SEMICONDUCTORS—1.1%
Samsung Electronics Co., Ltd.*(L2)(a),(b) (Cost $2,752,426)	2,322	2,416,384

SPAIN—1.5%
INTEGRATED TELECOMMUNICATION SERVICES—1.5%
Let’s GOWEX SA (Cost $1,223,156)	149,800	3,515,674

SWEDEN—3.3%
BIOTECHNOLOGY—1.2%
Swedish Orphan Biovitrum AB*	240,000	2,736,577

	SHARES	VALUE
COMMON STOCKS—(CONT.)
SWEDEN—(CONT.)
INDUSTRIAL MACHINERY—0.9%
Arcam AB*(a)(c)	45,600	$1,973,303

PHARMACEUTICALS—1.2%
Meda AB	227,867	2,773,882
TOTAL SWEDEN (Cost $6,431,809)		7,483,762

SWITZERLAND—6.5%
APPAREL ACCESSORIES & LUXURY GOODS—2.1%
Cie Financiere Richemont SA	51,172	4,749,751

DIVERSIFIED CAPITAL MARKETS—1.1%
UBS AG	120,800	2,397,079

PHARMACEUTICALS—2.2%
Roche Holding AG	18,448	5,072,895

SECURITY & ALARM SERVICES—1.1%
Tyco International Ltd.	64,400	2,607,556
TOTAL SWITZERLAND (Cost $13,951,623)		14,827,281

UNITED KINGDOM—19.9%
AEROSPACE & DEFENSE—1.1%
Rolls-Royce Holdings PLC.	125,700	2,453,243

BREWERS—1.8%
SABMiller PLC.	89,100	4,014,051

CABLE & SATELLITE—1.5%
Liberty Global, Inc., Cl. A*	44,000	3,516,920

DIVERSIFIED BANKS—2.2%
HSBC Holdings PLC.	238,001	2,453,584
Lloyds Banking Group PLC.*	1,800,000	2,465,314
		4,918,898

HOUSEHOLD PRODUCTS—1.9%
Reckitt Benckiser Group PLC.	59,262	4,446,123

INDUSTRIAL GASES—1.2%
Essentra PLC.	208,200	2,839,565

INTERNET RETAIL—0.5%
ASOS PLC.*	11,600	1,194,334

INTERNET SOFTWARE & SERVICES—0.5%
Blinkx PLC.*	518,200	1,086,331

IT CONSULTING & OTHER SERVICES—1.4%
Telecity Group PLC.	278,666	3,276,006

OIL & GAS EQUIPMENT & SERVICES—1.1%
Hunting PLC.	203,786	2,524,714

PACKAGED FOODS & MEATS—1.0%
Tate & Lyle PLC.	178,438	2,222,412

PHARMACEUTICALS—2.0%
Shire PLC.	89,100	4,457,941

SPECIALTY CHEMICALS—2.4%
Croda International PLC.	71,942	2,853,083
Johnson Matthey PLC.	48,756	2,590,119
		5,443,202

	SHARES	VALUE
COMMON STOCKS—(CONT.)
UNITED KINGDOM—(CONT.)
TOBACCO—1.3%
British American Tobacco PLC.	62,411	$2,992,287

TOTAL UNITED KINGDOM (Cost $45,436,616)		45,386,027
TOTAL COMMON STOCKS (Cost $212,980,730)		222,247,948

Total Investments (Cost $212,980,730)(d)	97.4%	222,247,948
Other Assets in Excess of Liabilities	2.6%	6,049,173
NET ASSETS	100.0%	$228,297,121

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.
*	Non-income producing security.
#	American Depositary Receipts.
(a)

Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers.  These securities are deemed to be liquid and represent 2.0% of the net assets of the Portfolio.

(b)	Global Depositary Receipts.
(c)

Restricted Security - Investment in security pending registration under the Securities Act of 1933. The investment is deemed to be illiquid and may be sold only to qualified institutional buyers. Security was acquired on October 7, 2010 for a cost of $1,316,698 and represents 0.9% of the net assets of the Fund.

(d)

At January 31, 2014, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $213,217,856, amounted to $9,030,092 which consisted of aggregate gross unrealized appreciation of $16,301,544 and aggregate gross unrealized depreciation of $7,271,452.

(L2)	Security classified as Level 2 for ASC 820 disclosure purposes based on valuation inputs.

See Notes to Schedule of Investments.

THE ALGER FUNDS  |  ALGER MID CAP GROWTH FUND

Schedule of Investments‡ January 31, 2014 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—97.6%
ADVERTISING—0.7%
Lamar Advertising Co., Cl. A*	31,600	$1,537,656

AEROSPACE & DEFENSE—1.3%
B/E Aerospace, Inc.*	21,700	1,724,499
TransDigm Group, Inc.	7,400	1,236,022
		2,960,521
AIRLINES—1.8%
Copa Holdings SA, Cl. A	12,700	1,659,890
Delta Air Lines, Inc.	78,800	2,412,068
		4,071,958
ALTERNATIVE CARRIERS—1.0%
Cogent Communications Group, Inc.	54,600	2,258,802

APPAREL ACCESSORIES & LUXURY GOODS—3.4%
Fifth & Pacific Cos, Inc.*	86,800	2,491,160
Michael Kors Holdings Ltd.*	16,600	1,326,838
PVH Corp.	14,600	1,764,702
Ralph Lauren Corp.	9,000	1,412,010
Under Armour, Inc., Cl. A*	5,200	562,172
		7,556,882
APPAREL RETAIL—1.1%
L Brands, Inc.	19,400	1,015,784
Ross Stores, Inc.	22,300	1,514,393
		2,530,177
APPLICATION SOFTWARE—2.1%
Autodesk, Inc.*	17,800	912,250
Citrix Systems, Inc.*	16,900	913,783
Synchronoss Technologies, Inc.*	50,300	1,340,998
Workday, Inc.*	17,000	1,522,180
		4,689,211
ASSET MANAGEMENT & CUSTODY BANKS—1.3%
Affiliated Managers Group, Inc.*	8,300	1,653,692
Waddell & Reed Financial, Inc., Cl. A	19,900	1,289,918
		2,943,610
AUTO PARTS & EQUIPMENT—2.7%
BorgWarner, Inc.	41,500	2,228,550
Delphi Automotive PLC.	38,250	2,329,042
Johnson Controls, Inc.	21,700	1,000,804
WABCO Holdings, Inc.*	6,000	517,320
		6,075,716
AUTOMOBILE MANUFACTURERS—0.5%
Tesla Motors, Inc.*	6,000	1,088,460

BIOTECHNOLOGY—5.3%
Alexion Pharmaceuticals, Inc.*	16,750	2,658,728
BioMarin Pharmaceutical, Inc.*	27,900	1,921,752
Celldex Therapeutics, Inc.*	25,500	657,390
Gilead Sciences, Inc.*	29,200	2,354,980
Idenix Pharmaceuticals, Inc.*	72,921	511,176
Intercept Pharmaceuticals, Inc.*	1,400	421,232

	SHARES	VALUE
COMMON STOCKS—(CONT.)
BIOTECHNOLOGY—(CONT.)
Pharmacyclics, Inc.*	13,600	$1,809,752
Portola Pharmaceuticals, Inc.*	25,900	690,753
Vertex Pharmaceuticals, Inc.*	8,800	695,552
		11,721,315
BROADCASTING—2.8%
CBS Corp., Cl. B~	36,100	2,119,792
Cumulus Media, Inc., Cl. A*	276,900	1,852,461
Sinclair Broadcast Group, Inc., CL. A	72,800	2,287,376
		6,259,629
BUILDING PRODUCTS—0.8%
Lennox International, Inc.	19,800	1,713,888

CABLE & SATELLITE—2.3%
Charter Communications, Inc.*	15,400	2,109,800
DISH Network Corp.*	28,800	1,623,744
Liberty Global, Inc., Cl. A*	16,300	1,302,859
		5,036,403
CASINOS & GAMING—2.9%
MGM Resorts International*	127,700	3,110,772
Wynn Resorts Ltd.	15,000	3,261,300
		6,372,072
COMMUNICATIONS EQUIPMENT—1.8%
ARRIS Group, Inc.*	65,000	1,683,500
F5 Networks, Inc.*	21,500	2,300,500
		3,984,000
COMPUTER HARDWARE—0.9%
NCR Corp.*	58,300	2,051,577

COMPUTER STORAGE & PERIPHERALS—1.0%
Western Digital Corp.	26,000	2,240,420

CONSTRUCTION & ENGINEERING—0.6%
Quanta Services, Inc.*	40,900	1,274,853

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—0.8%
Oshkosh Corp.	34,400	1,862,416

CONSTRUCTION MATERIALS—0.8%
Eagle Materials, Inc.	23,700	1,866,375

DATA PROCESSING & OUTSOURCED SERVICES—2.3%
Alliance Data Systems Corp.*,~	10,900	2,612,294
Fiserv, Inc.*	45,700	2,561,485
		5,173,779
DEPARTMENT STORES—0.9%
Macy’s, Inc.	37,700	2,005,640

DISTILLERS & VINTNERS—1.6%
Beam, Inc.	41,400	3,448,620

DISTRIBUTORS—0.7%
LKQ Corp.*	57,000	1,542,990

DIVERSIFIED CHEMICALS—0.6%
Eastman Chemical Co.	16,100	1,255,156

ELECTRICAL COMPONENTS & EQUIPMENT—1.9%
Eaton Corp., PLC.	25,800	1,885,722

	SHARES	VALUE
COMMON STOCKS—(CONT.)
ELECTRICAL COMPONENTS & EQUIPMENT—(CONT.)
Hubbell, Inc., Cl. B	11,900	$1,389,087
Rockwell Automation, Inc.	7,700	884,268
		4,159,077
ELECTRONIC EQUIPMENT MANUFACTURERS—0.6%
OSI Systems, Inc.*	23,300	1,349,769

ENVIRONMENTAL & FACILITIES SERVICES—0.5%
Stericycle, Inc.*	9,500	1,112,070

FOOD RETAIL—0.5%
Whole Foods Market, Inc.	20,200	1,055,652

GENERAL MERCHANDISE STORES—0.9%
Dollar General Corp.*	36,700	2,066,944

HEALTH CARE EQUIPMENT—1.2%
St. Jude Medical, Inc.	42,900	2,605,317

HEALTH CARE FACILITIES—2.7%
HCA Holdings, Inc.*,~	86,200	4,333,274
Tenet Healthcare Corporation*	35,500	1,633,355
		5,966,629
HEALTH CARE SERVICES—1.3%
Catamaran Corp.*	60,590	2,945,886

HOMEBUILDING—0.8%
Lennar Corp., Cl. A	42,500	1,706,800

HOTELS RESORTS & CRUISE LINES—1.6%
Extended Stay America, Inc.	74,400	1,893,480
Hilton Worldwide Holdings, Inc.*	76,700	1,660,555
		3,554,035
HOUSEWARES & SPECIALTIES—1.3%
Jarden Corp.*	47,200	2,853,240

HUMAN RESOURCE & EMPLOYMENT SERVICES—0.7%
Robert Half International, Inc.	34,700	1,449,766

INDUSTRIAL MACHINERY—1.1%
Ingersoll-Rand PLC.	40,200	2,363,358

INSURANCE BROKERS—0.8%
Aon PLC.	23,280	1,873,109

INTEGRATED OIL & GAS—0.2%
Hess Corp.^	6,000	452,940

INTERNET RETAIL—0.3%
NetFlix, Inc.*	1,700	695,861

INTERNET SOFTWARE & SERVICES—2.5%
Cornerstone OnDemand, Inc.*	29,700	1,694,385
OpenTable, Inc.*	14,200	1,068,976
Trulia, Inc.*	35,500	1,225,815
Vistaprint NV*	33,398	1,632,494
		5,621,670

LIFE SCIENCES TOOLS & SERVICES—0.6%
Charles River Laboratories International, Inc.*	22,400	1,266,272

MOTORCYCLE MANUFACTURERS—0.8%
Harley-Davidson, Inc.	30,100	1,856,869

	SHARES	VALUE
COMMON STOCKS—(CONT.)
OFFICE SERVICES & SUPPLIES—0.6%
West Corp.	56,200	$1,299,344

OIL & GAS DRILLING—0.1%
Seadrill Ltd	7,900	282,109

OIL & GAS EQUIPMENT & SERVICES—2.5%
Cameron International Corp.*^	59,500	3,568,215
Superior Energy Services, Inc.^	83,400	1,971,576
Weatherford International Ltd.*	3,800	51,452
		5,591,243
OIL & GAS EXPLORATION & PRODUCTION—3.6%
Cabot Oil & Gas Corp.^	54,600	2,182,908
Cobalt International Energy, Inc.*	200	3,274
Denbury Resources, Inc.	130,300	2,093,921
Pioneer Natural Resources Co.^	11,100	1,879,452
Rosetta Resources, Inc.*	8,000	340,880
Whiting Petroleum Corp.*^	24,000	1,401,120
		7,901,555
OIL & GAS REFINING & MARKETING—0.3%
HollyFrontier Corp.^	12,300	569,490

PACKAGED FOODS & MEATS—2.5%
ConAgra Foods, Inc.~	86,500	2,749,835
The Hershey Co.	27,600	2,743,440
		5,493,275
PHARMACEUTICALS—3.1%
Actavis plc.*,~	24,500	4,630,010
Zoetis, Inc.	70,400	2,137,344
		6,767,354
REAL ESTATE SERVICES—0.9%
Jones Lang LaSalle, Inc.	16,800	1,919,568

REGIONAL BANKS—0.7%
Regions Financial Corp.	152,300	1,548,891

RESEARCH & CONSULTING SERVICES—0.5%
CoStar Group, Inc.*	7,000	1,204,280

RESTAURANTS—1.0%
Dunkin’ Brands Group, Inc.	47,300	2,200,869

SECURITY & ALARM SERVICES—1.1%
Tyco International Ltd.	61,400	2,486,086

SEMICONDUCTOR EQUIPMENT—1.0%
Lam Research Corp.*	41,800	2,115,498

SEMICONDUCTORS—3.9%
Avago Technologies Ltd.	45,700	2,497,048
Micron Technology, Inc.*	64,200	1,479,168
Microsemi Corp.*	89,400	2,095,536
NXP Semiconductor NV*	55,100	2,664,085
		8,735,837
SOFT DRINKS—0.6%
Monster Beverage Corp.*	18,900	1,283,310

SPECIALIZED FINANCE—1.7%
IntercontinentalExchange Group, Inc.	11,900	2,484,601

	SHARES	VALUE
COMMON STOCKS—(CONT.)
SPECIALIZED FINANCE—(CONT.)
Moody’s Corp.	18,600	$1,387,188
		3,871,789
SPECIALTY CHEMICALS—3.1%
PPG Industries, Inc.	7,800	1,422,408
Rockwood Holdings, Inc.	41,400	2,837,142
The Sherwin-Williams Co.	14,700	2,693,922
		6,953,472
SPECIALTY STORES—2.3%
Tiffany & Co.	22,900	1,905,051
Tractor Supply Co.	24,200	1,609,542
Ulta Salon, Cosmetics & Fragrance, Inc.*	19,200	1,645,632
		5,160,225
SYSTEMS SOFTWARE—2.0%
Check Point Software Technologies Ltd.*	16,500	1,079,595
CommVault Systems, Inc.*	21,200	1,464,284
ServiceNow, Inc.*	28,900	1,833,127
		4,377,006
TOBACCO—1.1%
Lorillard, Inc.	49,400	2,431,468

TRADING COMPANIES & DISTRIBUTORS—2.0%
United Rentals, Inc.*	28,000	2,266,320
WW Grainger, Inc.	9,500	2,227,560
		4,493,880
TRUCKING—0.7%
Swift Transportation Co.*	66,700	1,454,060

TOTAL COMMON STOCKS (Cost $190,703,991)		216,617,999

MASTER LIMITED PARTNERSHIP—0.7%
ASSET MANAGEMENT & CUSTODY BANKS—0.7%
The Carlyle Group LP	47,400	1,649,994
(Cost $1,515,069)		1,649,994

	CONTRACTS
PURCHASED OPTIONS—0.1%
PUT OPTIONS—0.1%
Hess Corp./ February/ 75*,~	801	105,732
Whiting Petroleum Corp./ February/ 57.5*,~	400	59,600
TOTAL PUT OPTIONS (Cost $145,569)		165,332
TOTAL PURCHASED OPTIONS (Cost $145,569)		165,332
Total Investments (Cost $192,364,629)(a)	98.4%	218,433,325
Other Assets in Excess of Liabilities	1.6%	3,639,686
NET ASSETS	100.0%	$222,073,011

^	All or a portion of this security has been pledged as collateral for written call options.
~	All or a portion of this security has been pledged as collateral for written put options.

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.
*	Non-income producing security.
(a)

At January 31, 2014, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $192,718,874, amounted to $25,714,451 which consisted of aggregate gross unrealized appreciation of $30,392,230 and aggregate gross unrealized depreciation of $4,677,779.

See Notes to Schedule of Investments.

	CONTRACTS	SHARES SUBJECT TO PUT/ CALL	VALUE
PUT OPTIONS WRITTEN
Cabot Oil & Gas Corp./ February/ 37.5	(80)	(8,000)	$(5,600)
Cabot Oil & Gas Corp./ February/ 40	(180)	(18,000)	(27,720)
Cabot Oil & Gas Corp./ February/ 42.5(L2)	(40)	(4,000)	(12,400)
Cameron International Corp./ February/ 60	(100)	(10,000)	(12,300)
Cameron International Corp./ February/ 62.5	(70)	(7,000)	(19,250)
Cheniere Energy, Inc./ February/ 44	(80)	(8,000)	(15,280)
Cheniere Energy, Inc./ February/ 46	(40)	(4,000)	(11,160)
Cobalt International Energy, Inc./ February/ 20(L2)	(60)	(6,000)	(21,000)
Gulfport Energy Corp./ February/ 50	(40)	(4,000)	(1,320)
Gulfport Energy Corp./ February/ 52.5	(40)	(4,000)	(2,000)
Hess Corp./ February/ 72.5	(120)	(12,000)	(6,480)
Hess Corp./ February/ 77.5	(360)	(36,000)	(101,520)
Hess Corp./ February/ 80(L2)	(80)	(8,000)	(36,400)
HollyFrontier Corp./ February/ 48(L2)	(40)	(4,000)	(8,600)
HollyFrontier Corp./ February/ 49(L2)	(40)	(4,000)	(11,200)
HollyFrontier Corp./ February/ 50	(40)	(4,000)	(14,000)
Peabody Energy Corp./ February/ 20(L2)	(160)	(16,000)	(46,400)
Pioneer Natural Resources Co./ February/ 185(L2)	(10)	(1,000)	(16,100)
Pioneer Natural Resources Co./ February/ 190(L2)	(10)	(1,000)	(20,400)
QEP Resources, Inc./ February/ 35(L2)	(120)	(12,000)	(43,200)
Seadrill Ltd/ February/ 42(L2)	(80)	(8,000)	(47,200)
Superior Energy Services, Inc./ February/ 27.5(L2)	(120)	(12,000)	(40,800)
Weatherford International Ltd/ February/ 17	(200)	(20,000)	(73,600)
Whiting Petroleum Corp./ February/ 55	(80)	(8,000)	(4,000)
Whiting Petroleum Corp./ February/ 60(L2)	(280)	(28,000)	(75,600)
Whiting Petroleum Corp./ February/ 62.5	(240)	(24,000)	(90,240)
Whiting Petroleum Corp./ February/ 65(L2)	(240)	(24,000)	(160,800)
TOTAL PUT OPTIONS WRITTEN (Premiums Received $(885,533))			(924,570)

CALL OPTIONS WRITTEN
Cabot Oil & Gas Corp./ February/ 35(L2)	(140)	(14,000)	(70,000)
Cameron International Corp./ February/ 55	(190)	(19,000)	(112,100)
Cameron International Corp./ February/ 57.5	(40)	(4,000)	(13,200)
Hess Corp./ February/ 75	(20)	(2,000)	(4,380)
Hess Corp./ February/ 77.5	(20)	(2,000)	(1,920)
HollyFrontier Corp./ February/ 45(L2)	(80)	(8,000)	(16,000)
HollyFrontier Corp./ February/ 46	(40)	(4,000)	(7,640)
Pioneer Natural Resources Co./ February/ 170	(10)	(1,000)	(6,900)
Pioneer Natural Resources Co./ February/ 175	(10)	(1,000)	(4,500)
Superior Energy Services, Inc./ February/ 22.5(L2)	(40)	(4,000)	(5,400)
Superior Energy Services, Inc./ February/ 25	(560)	(56,000)	(14,000)
Whiting Petroleum Corp./ February/ 60	(160)	(16,000)	(24,160)
Whiting Petroleum Corp./ February/ 62.5	(80)	(8,000)	(6,000)
TOTAL CALL OPTIONS WRITTEN (Premiums Received $(353,135))			(286,200)

	CONTRACTS	SHARES SUBJECT TO PUT/ CALL	VALUE
CALL OPTIONS WRITTEN
TOTAL OPTIONS WRITTEN (Premiums Received $(1,238,668))			$(1,210,770)

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

See Notes to Schedule of Investments.

THE ALGER FUNDS  |  ALGER SMID CAP GROWTH FUND

Schedule of Investments‡ January 31, 2014 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—94.8%
ADVERTISING—0.8%
Lamar Advertising Co., Cl. A*	182,850	$8,897,481

AEROSPACE & DEFENSE—2.3%
B/E Aerospace, Inc.*	110,600	8,789,382
Hexcel Corp.*	229,200	9,553,056
TransDigm Group, Inc.	38,750	6,472,412
		24,814,850
AIRLINES—1.3%
Alaska Air Group, Inc.	97,250	7,689,557
Copa Holdings SA, Cl. A	46,500	6,077,550
		13,767,107
ALTERNATIVE CARRIERS—1.0%
Cogent Communications Group, Inc.	275,340	11,390,816

APPAREL ACCESSORIES & LUXURY GOODS—1.0%
Fifth & Pacific Cos, Inc.*	377,900	10,845,730

APPAREL RETAIL—1.3%
ANN, Inc.*	169,050	5,467,077
DSW, Inc., Cl. A	151,300	5,696,445
The Children’s Place Retail Stores, Inc.*	51,700	2,723,039
		13,886,561
APPLICATION SOFTWARE—2.4%
Aspen Technology, Inc.*	242,500	11,050,725
Synchronoss Technologies, Inc.*	245,700	6,550,362
Ultimate Software Group, Inc.*	53,000	8,651,190
		26,252,277
ASSET MANAGEMENT & CUSTODY BANKS—0.7%
Waddell & Reed Financial, Inc., Cl. A	118,600	7,687,652

AUTO PARTS & EQUIPMENT—1.3%
Tenneco, Inc.*	133,800	7,605,192
WABCO Holdings, Inc.*	78,900	6,802,758
		14,407,950
BIOTECHNOLOGY—7.1%
ACADIA Pharmaceuticals, Inc.*	173,200	4,035,560
Alkermes PLC.*	236,800	11,527,424
Alnylam Pharmaceuticals, Inc.*	24,900	2,083,134
Celldex Therapeutics, Inc.*	141,600	3,650,448
Cepheid, Inc.*	175,900	9,298,074
Cubist Pharmaceuticals, Inc.*	131,150	9,585,753
Exelixis, Inc.*	154,200	1,060,896
Intercept Pharmaceuticals, Inc.*	25,300	7,612,264
Isis Pharmaceuticals, Inc.*	56,550	2,887,443
Neurocrine Biosciences, Inc.*	122,400	2,091,816
Pharmacyclics, Inc.*	79,900	10,632,293
Portola Pharmaceuticals, Inc.*	142,650	3,804,475
Puma Biotechnology, Inc.*	36,650	4,332,397
Synageva BioPharma Corp.*	56,850	5,149,473
		77,751,450

	SHARES	VALUE
COMMON STOCKS—(CONT.)
BROADCASTING—0.8%
Sinclair Broadcast Group, Inc., CL. A	288,135	$9,053,202

BUILDING PRODUCTS—1.9%
AO Smith Corp.	184,415	8,708,076
Lennox International, Inc.	141,900	12,282,864
		20,990,940
COMMUNICATIONS EQUIPMENT—1.7%
ARRIS Group, Inc.*	419,500	10,865,050
Aruba Networks, Inc.*	160,750	3,168,382
JDS Uniphase Corp.*	323,700	4,301,973
		18,335,405
COMPUTER HARDWARE—1.8%
NCR Corp.*	257,295	9,054,211
Stratasys Ltd.*	87,850	10,591,196
		19,645,407
CONSTRUCTION & ENGINEERING—0.7%
Quanta Services, Inc.*	230,000	7,169,100

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—1.0%
Oshkosh Corp.	211,650	11,458,731

CONSTRUCTION MATERIALS—0.9%
Eagle Materials, Inc.	119,500	9,410,625

DATA PROCESSING & OUTSOURCED SERVICES—2.8%
Broadridge Financial Solutions	69,950	2,538,485
MAXIMUS, Inc.	236,300	10,012,031
Total System Services, Inc.	340,250	10,166,670
WEX, Inc.*	93,202	7,676,117
		30,393,303
DISTRIBUTORS—0.6%
LKQ Corp.*	235,900	6,385,813

EDUCATION SERVICES—0.9%
Grand Canyon Education, Inc.*	226,965	9,945,606

ELECTRICAL COMPONENTS & EQUIPMENT—2.0%
Acuity Brands, Inc.	87,300	11,090,592
Hubbell, Inc., Cl. B	92,750	10,826,707
		21,917,299
ELECTRONIC EQUIPMENT MANUFACTURERS—2.6%
Cognex Corp.*	149,850	5,911,582
FEI Co.	89,350	8,373,882
National Instruments Corp.	173,750	5,038,750
OSI Systems, Inc.*	149,350	8,651,846
		27,976,060
ELECTRONIC MANUFACTURING SERVICES—0.4%
Trimble Navigation Ltd.*	150,890	4,878,274

ENVIRONMENTAL & FACILITIES SERVICES—0.9%
Waste Connections, Inc.	230,175	9,409,554

FOOD DISTRIBUTORS—0.8%
United Natural Foods, Inc.*	123,600	8,351,652

FOREST PRODUCTS—0.6%
Louisiana-Pacific Corp.*	351,100	6,154,783

	SHARES	VALUE
COMMON STOCKS—(CONT.)
HEALTH CARE EQUIPMENT—2.5%
Insulet Corp.*	305,750	$13,147,250
Thoratec Corp.*	142,100	4,964,974
Wright Medical Group, Inc.*	313,550	9,535,056
		27,647,280
HEALTH CARE FACILITIES—2.6%
Healthsouth Corp.	229,150	7,131,148
Tenet Healthcare Corporation*	218,600	10,057,786
Universal Health Services, Inc., Cl. B	135,250	11,093,205
		28,282,139
HEALTH CARE SERVICES—0.4%
Premier, Inc., CL. A*	137,950	4,785,486

HEALTH CARE SUPPLIES—2.0%
Align Technology, Inc.*	196,150	11,655,233
Endologix, Inc.*	615,950	9,855,200
		21,510,433
HEALTH CARE TECHNOLOGY—1.1%
athenahealth, Inc.*	66,100	9,743,140
HMS Holdings Corp.*	110,450	2,543,663
		12,286,803
HOME FURNISHING RETAIL—0.3%
Williams-Sonoma, Inc.	51,950	2,832,314

HOME IMPROVEMENT RETAIL—0.6%
Lumber Liquidators Holdings, Inc.*	70,500	6,273,795

HOMEBUILDING—0.6%
Taylor Morrison Home Corp., Cl. A*	331,100	7,002,765

HOMEFURNISHING RETAIL—0.3%
Pier 1 Imports, Inc.	172,200	3,290,742

HOTELS RESORTS & CRUISE LINES—0.7%
Extended Stay America, Inc.	312,850	7,962,033

HOUSEWARES & SPECIALTIES—1.5%
Jarden Corp.*	162,250	9,808,012
Tupperware Brands Corp.	89,935	7,047,307
		16,855,319
HUMAN RESOURCE & EMPLOYMENT SERVICES—0.9%
Robert Half International, Inc.	230,900	9,647,002

INDUSTRIAL MACHINERY—3.9%
Actuant Corp., Cl. A	310,800	10,635,576
Donaldson Co., Inc.	39,550	1,631,833
Lincoln Electric Holdings, Inc.	99,350	6,875,020
Middleby Corp.*	20,300	5,005,574
Nordson Corp.	150,550	10,436,126
Watts Water Technologies, Inc.	147,050	8,237,741
		42,821,870
INSURANCE BROKERS—0.4%
Brown & Brown, Inc.	138,200	4,351,918

INTERNET SOFTWARE & SERVICES—3.5%
AOL, Inc.*	149,700	6,898,176
Cornerstone OnDemand, Inc.*	195,600	11,158,980

	SHARES	VALUE
COMMON STOCKS—(CONT.)
INTERNET SOFTWARE & SERVICES—(CONT.)
DealerTrack Holdings, Inc.*	233,400	$10,888,110
Demandware, Inc.*	146,100	9,303,648
		38,248,914
INVESTMENT BANKING & BROKERAGE—0.5%
LPL Financial Holdings, Inc.	103,150	5,521,620

IT CONSULTING & OTHER SERVICES—0.6%
Gartner, Inc.*	92,300	6,491,459

LEISURE FACILITIES—1.3%
Life Time Fitness, Inc.*	118,200	4,865,112
Six Flags Entertainment Corp.	254,250	9,125,033
		13,990,145
LEISURE PRODUCTS—0.9%
Brunswick Corp.	134,450	5,574,297
Polaris Industries, Inc.	30,200	3,781,040
		9,355,337
LIFE SCIENCES TOOLS & SERVICES—0.9%
Charles River Laboratories International, Inc.*	171,750	9,709,027

MANAGED HEALTH CARE—0.9%
Molina Healthcare, Inc.*	127,150	4,577,400
WellCare Health Plans, Inc.*	87,350	5,687,359
		10,264,759
METAL & GLASS CONTAINERS—1.2%
Crown Holdings, Inc.*	67,050	2,755,755
Owens-Illinois, Inc.*	312,850	10,023,714
		12,779,469
OIL & GAS EQUIPMENT & SERVICES—1.2%
Dresser-Rand Group, Inc.*	86,800	4,947,600
Hornbeck Offshore Services, Inc.*	106,050	4,529,395
Oceaneering International, Inc.	61,500	4,191,225
		13,668,220
OIL & GAS EXPLORATION & PRODUCTION—2.9%
Denbury Resources, Inc.	649,600	10,439,072
Oasis Petroleum, Inc.*	117,450	4,910,584
QEP Resources, Inc.	91,050	2,812,535
SM Energy Co.	48,900	4,046,964
Whiting Petroleum Corp.*	167,750	9,793,245
		32,002,400
OIL & GAS STORAGE & TRANSPORTATION—0.5%
Cheniere Energy, Inc.*	119,250	5,239,845

PACKAGED FOODS & MEATS—1.9%
B&G Foods, Inc.	287,700	9,427,929
Hain Celestial Group, Inc.*	120,800	11,100,312
		20,528,241
PHARMACEUTICALS—1.6%
Auxilium Pharmaceuticals, Inc.*	231,827	5,930,135
Jazz Pharmaceuticals PLC.*	30,400	4,610,464
Questcor Pharmaceuticals, Inc.	107,100	7,176,771
		17,717,370

	SHARES	VALUE
COMMON STOCKS—(CONT.)
RAILROADS—0.8%
Genesee & Wyoming, Inc., Cl. A*	94,750	$8,559,715

REAL ESTATE SERVICES—0.9%
Jones Lang LaSalle, Inc.	86,650	9,900,629

REGIONAL BANKS—1.6%
Signature Bank*	90,450	11,040,327
Synovus Financial Corp.	2,086,550	6,989,943
		18,030,270
RESTAURANTS—0.9%
Dunkin’ Brands Group, Inc.	223,903	10,418,207

SEMICONDUCTOR EQUIPMENT—1.4%
Lam Research Corp.*	211,518	10,704,926
SunEdison, Inc.*	374,550	5,209,990
		15,914,916
SEMICONDUCTORS—1.5%
Microsemi Corp.*	436,350	10,228,044
ON Semiconductor Corp.*	801,500	6,700,540
		16,928,584
SPECIALIZED CONSUMER SERVICES—0.7%
Service Corp. International	451,200	7,986,240

SPECIALIZED FINANCE—1.1%
CBOE Holdings, Inc.	227,900	11,855,358

SPECIALTY CHEMICALS—3.4%
Chemtura Corp.*	361,900	9,076,452
PolyOne Corp.	245,050	8,713,978
Rockwood Holdings, Inc.	162,000	11,101,860
The Valspar Corp.	120,505	8,469,091
		37,361,381
SPECIALTY STORES—1.6%
Dick’s Sporting Goods, Inc.	146,150	7,672,875
GNC Holdings, Inc., Cl. A	147,900	7,559,169
Ulta Salon, Cosmetics & Fragrance, Inc.*	32,900	2,819,859
		18,051,903
SYSTEMS SOFTWARE—2.3%
CommVault Systems, Inc.*	107,550	7,428,478
ServiceNow, Inc.*	182,500	11,575,975
Tableau Software, Inc., Cl. A*	83,150	6,720,183
		25,724,636
THRIFTS & MORTGAGE FINANCE—0.8%
MGIC Investment Corp.*	1,060,750	9,005,768

TRADING COMPANIES & DISTRIBUTORS—2.2%
HD Supply Holdings, Inc.*	238,050	5,110,934
MSC Industrial Direct Co., Inc.	101,250	8,507,025
United Rentals, Inc.*	127,900	10,352,226
		23,970,185
TRUCKING—0.3%
Swift Transportation Co.*	152,000	3,313,600

TOTAL COMMON STOCKS (Cost $817,988,129)		1,039,265,725

	SHARES	VALUE
MASTER LIMITED PARTNERSHIP—0.8%
ASSET MANAGEMENT & CUSTODY BANKS—0.8%
Och-Ziff Capital Management Group LLC, Cl. A	668,250	$9,342,135
(Cost $6,185,438)		9,342,135

REAL ESTATE INVESTMENT TRUST—1.4%
RETAIL—0.7%
Tanger Factory Outlet Centers, Inc.	236,300	7,887,694

SPECIALIZED—0.7%
Sovran Self Storage, Inc.	105,700	7,178,087

TOTAL REAL ESTATE INVESTMENT TRUST (Cost $15,576,877)		15,065,781
Total Investments (Cost $839,750,444)(a)	97.0%	1,063,673,641
Other Assets in Excess of Liabilities	3.0%	32,600,869
NET ASSETS	100.0%	$1,096,274,510

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.
*	Non-income producing security.
(a)

At January 31, 2014, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $841,271,361, amounted to $222,402,280 which consisted of aggregate gross unrealized appreciation of $238,102,584 and aggregate gross unrealized depreciation of $15,700,304.

See Notes to Schedule of Investments.

THE ALGER FUNDS  |  ALGER SMALL CAP GROWTH FUND

Schedule of Investments‡ January 31, 2014 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—95.7%
AEROSPACE & DEFENSE—1.5%
Esterline Technologies Corp.*	15,620	$1,608,079
Hexcel Corp.*	67,900	2,830,072
		4,438,151
AIR FREIGHT & LOGISTICS—1.1%
HUB Group, Inc., Cl. A*	75,150	3,114,968

AIRLINES—0.8%
Alaska Air Group, Inc.	30,500	2,411,635

ALTERNATIVE CARRIERS—1.2%
Cogent Communications Group, Inc.	87,900	3,636,423

APPAREL ACCESSORIES & LUXURY GOODS—1.0%
Fifth & Pacific Cos, Inc.*	97,900	2,809,730

APPAREL RETAIL—2.0%
ANN, Inc.*	63,200	2,043,888
DSW, Inc., Cl. A	60,200	2,266,530
The Children’s Place Retail Stores, Inc.*	28,850	1,519,529
		5,829,947
APPLICATION SOFTWARE—3.4%
Aspen Technology, Inc.*	78,100	3,559,017
BroadSoft, Inc.*	56,500	1,729,465
Synchronoss Technologies, Inc.*	81,600	2,175,456
Ultimate Software Group, Inc.*	14,450	2,358,673
		9,822,611
ASSET MANAGEMENT & CUSTODY BANKS—1.5%
Financial Engines, Inc.	40,900	2,491,628
WisdomTree Investments, Inc.*	133,700	1,887,844
		4,379,472
AUTO PARTS & EQUIPMENT—1.5%
American Axle & Manufacturing Holdings, Inc.*	117,000	2,178,540
Tenneco, Inc.*	36,800	2,091,712
		4,270,252
BIOTECHNOLOGY—8.6%
ACADIA Pharmaceuticals, Inc.*	86,900	2,024,770
Aegerion Pharmaceuticals, Inc.*	21,700	1,301,566
Alnylam Pharmaceuticals, Inc.*	12,700	1,062,482
Bluebird Bio, Inc.*	36,000	798,120
Celldex Therapeutics, Inc.*	71,200	1,835,536
Cepheid, Inc.*	59,900	3,166,314
Cubist Pharmaceuticals, Inc.*	40,800	2,982,072
Dicerna Pharmaceuticals, Inc.*	1,600	65,792
Exelixis, Inc.*	42,800	294,464
Foundation Medicine, Inc.*	23,300	697,602
Intercept Pharmaceuticals, Inc.*	6,800	2,045,984
Isis Pharmaceuticals, Inc.*	34,700	1,771,782
Neuralstem, Inc.*(L2)	155,900	512,911
Neurocrine Biosciences, Inc.*	48,200	823,738
Orexigen Therapeutics, Inc.*	216,150	1,469,820
Portola Pharmaceuticals, Inc.*	54,400	1,450,848

	SHARES	VALUE
COMMON STOCKS—(CONT.)
BIOTECHNOLOGY—(CONT.)
Puma Biotechnology, Inc.*	8,600	$1,016,606
Synageva BioPharma Corp.*	19,800	1,793,484
		25,113,891
BROADCASTING—1.8%
Cumulus Media, Inc., Cl. A*	393,000	2,629,170
Nexstar Broadcasting Group, Inc.	57,400	2,758,070
		5,387,240
BUILDING PRODUCTS—1.1%
AO Smith Corp.	44,600	2,106,012
NCI Building Systems, Inc.*	66,200	1,220,728
		3,326,740
COMMUNICATIONS EQUIPMENT—2.5%
ARRIS Group, Inc.*	126,400	3,273,760
Aruba Networks, Inc.*	57,600	1,135,296
Finisar Corp.*	72,900	1,728,459
Ruckus Wireless, Inc.*	80,832	1,085,574
		7,223,089
CONSTRUCTION & ENGINEERING—0.8%
Primoris Services Corp.	76,700	2,436,759

CONSTRUCTION MATERIALS—1.0%
Eagle Materials, Inc.	38,300	3,016,125

CONSUMER FINANCE—0.6%
Portfolio Recovery Associates, Inc.*	32,400	1,627,128

DATA PROCESSING & OUTSOURCED SERVICES—1.7%
MAXIMUS, Inc.	66,400	2,813,368
WEX, Inc.*	25,375	2,089,885
		4,903,253
EDUCATION SERVICES—1.1%
Grand Canyon Education, Inc.*	72,200	3,163,804

ELECTRICAL COMPONENTS & EQUIPMENT—1.2%
Acuity Brands, Inc.	27,700	3,519,008

ELECTRONIC COMPONENTS—0.6%
Belden, Inc.	27,500	1,779,525

ELECTRONIC EQUIPMENT MANUFACTURERS—2.5%
Cognex Corp.*	44,600	1,759,470
Control4 Corp.*	35,200	806,784
FEI Co.	26,400	2,474,208
OSI Systems, Inc.*	38,450	2,227,408
		7,267,870
FOOD DISTRIBUTORS—0.9%
United Natural Foods, Inc.*	39,500	2,669,015

FOOTWEAR—0.2%
Wolverine World Wide, Inc.	21,200	591,480

FOREST PRODUCTS—0.8%
Louisiana-Pacific Corp.*	139,400	2,443,682

HEALTH CARE EQUIPMENT—2.9%
Insulet Corp.*	81,500	3,504,500
Thoratec Corp.*	49,478	1,728,761

	SHARES	VALUE
COMMON STOCKS—(CONT.)
HEALTH CARE EQUIPMENT—(CONT.)
Wright Medical Group, Inc.*	103,700	$3,153,517
		8,386,778
HEALTH CARE FACILITIES—1.5%
Acadia Healthcare Co., Inc.*	34,200	1,745,568
Healthsouth Corp.	88,200	2,744,784
		4,490,352
HEALTH CARE SERVICES—1.0%
Team Health Holdings, Inc.*	68,000	2,934,880

HEALTH CARE SUPPLIES—2.1%
Align Technology, Inc.*	49,500	2,941,290
Endologix, Inc.*	171,200	2,739,200
TearLab Corp.*	70,650	472,648
		6,153,138
HEALTH CARE TECHNOLOGY—1.6%
athenahealth, Inc.*	21,500	3,169,100
HMS Holdings Corp.*	60,950	1,403,678
		4,572,778
HOME IMPROVEMENT RETAIL—0.6%
Lumber Liquidators Holdings, Inc.*	19,200	1,708,608

HOMEBUILDING—0.7%
Taylor Morrison Home Corp., Cl. A*	91,250	1,929,938

HOMEFURNISHING RETAIL—0.6%
Pier 1 Imports, Inc.	96,800	1,849,848

HUMAN RESOURCE & EMPLOYMENT SERVICES—1.0%
On Assignment, Inc.*	100,100	2,970,968

INDUSTRIAL MACHINERY—5.1%
Actuant Corp., Cl. A	91,940	3,146,187
Chart Industries, Inc.*	21,000	1,794,240
Middleby Corp.*	8,450	2,083,601
RBC Bearings, Inc.*	28,650	1,857,666
Rexnord Corp.*	36,600	950,868
The ExOne Co.*	45,450	2,138,877
Watts Water Technologies, Inc.	50,050	2,803,801
		14,775,240
INTERNET SOFTWARE & SERVICES—7.3%
Cornerstone OnDemand, Inc.*	52,600	3,000,830
DealerTrack Holdings, Inc.*	68,950	3,216,518
Demandware, Inc.*	42,300	2,693,664
E2open, Inc.*	34,900	835,855
Millennial Media, Inc.*	104,950	833,303
OpenTable, Inc.*	30,350	2,284,748
SPS Commerce, Inc.*	29,000	1,873,980
Textura Corp.*	56,841	1,787,081
Trulia, Inc.*	68,500	2,365,305
Vistaprint NV*	48,600	2,375,568
		21,266,852
IT CONSULTING & OTHER SERVICES—0.6%
InterXion Holding NV*	68,700	1,691,394

	SHARES	VALUE
COMMON STOCKS—(CONT.)
LEISURE FACILITIES—1.6%
Life Time Fitness, Inc.*	46,025	$1,894,389
Six Flags Entertainment Corp.	80,950	2,905,296
		4,799,685
LEISURE PRODUCTS—0.9%
Brunswick Corp.	64,511	2,674,626

LIFE SCIENCES TOOLS & SERVICES—1.6%
Charles River Laboratories International, Inc.*	51,300	2,899,989
ICON PLC.#*	39,300	1,650,993
		4,550,982
MANAGED HEALTH CARE—0.7%
Molina Healthcare, Inc.*	60,600	2,181,600

METAL & GLASS CONTAINERS—0.2%
Berry Plastics Group, Inc.*	25,600	570,880

MOVIES & ENTERTAINMENT—0.9%
Lions Gate Entertainment Corp.	78,950	2,552,453

OIL & GAS EQUIPMENT & SERVICES—0.9%
Bristow Group, Inc.	18,800	1,349,652
Hornbeck Offshore Services, Inc.*	29,200	1,247,132
		2,596,784
OIL & GAS EXPLORATION & PRODUCTION—3.0%
Approach Resources, Inc.*	72,600	1,458,534
Kodiak Oil & Gas Corp.*	145,400	1,542,694
Northern Oil and Gas, Inc.*	188,000	2,733,520
PDC Energy, Inc.*	15,800	787,788
Rosetta Resources, Inc.*	53,750	2,290,287
		8,812,823
PACKAGED FOODS & MEATS—2.0%
B&G Foods, Inc.	82,000	2,687,140
Hain Celestial Group, Inc.*	35,420	3,254,744
		5,941,884
PHARMACEUTICALS—1.8%
Aratana Therapeutics, Inc.*	30,800	662,508
Auxilium Pharmaceuticals, Inc.*	77,200	1,974,776
Horizon Pharma, Inc.*	44,600	439,756
Questcor Pharmaceuticals, Inc.	31,800	2,130,918
		5,207,958
REAL ESTATE SERVICES—0.9%
Jones Lang LaSalle, Inc.	23,150	2,645,119

REGIONAL BANKS—0.8%
Synovus Financial Corp.	727,750	2,437,963

RESEARCH & CONSULTING SERVICES—1.3%
CoStar Group, Inc.*	16,200	2,787,048
The Advisory Board Co.*	13,800	873,678
		3,660,726
RESTAURANTS—2.0%
Buffalo Wild Wings, Inc.*	6,500	922,090
Domino’s Pizza, Inc.	27,800	1,962,958
Fiesta Restaurant Group, Inc.*	37,000	1,589,890

	SHARES	VALUE
COMMON STOCKS—(CONT.)
RESTAURANTS—(CONT.)
Papa John’s International, Inc.	30,999	$1,491,982
		5,966,920
SEMICONDUCTOR EQUIPMENT—0.5%
SunEdison, Inc.*	102,000	1,418,820

SEMICONDUCTORS—3.2%
Applied Micro Circuits Corporation*	129,204	1,304,960
Cypress Semiconductor Corp.	202,400	2,032,096
Intersil Corp.	142,600	1,617,084
Microsemi Corp.*	124,597	2,920,554
Semtech Corp.*	63,500	1,448,435
		9,323,129
SPECIALIZED CONSUMER SERVICES—0.8%
LifeLock, Inc.*	27,800	567,398
Sotheby’s	35,100	1,681,992
		2,249,390
SPECIALTY CHEMICALS—2.6%
Calgon Carbon Corp.*	11,000	223,410
Chemtura Corp.*	93,300	2,339,964
Cytec Industries, Inc.	24,400	2,195,268
PolyOne Corp.	83,100	2,955,036
		7,713,678
SPECIALTY STORES—0.6%
Five Below, Inc.*	51,500	1,887,475

SYSTEMS SOFTWARE—2.3%
CommVault Systems, Inc.*	32,900	2,272,403
FleetMatics Group PLC.*	59,000	2,360,590
Infoblox, Inc.*	18,100	634,948
Proofpoint, Inc.*	32,400	1,311,552
		6,579,493
THRIFTS & MORTGAGE FINANCE—0.8%
MGIC Investment Corp.*	292,250	2,481,203

TRADING COMPANIES & DISTRIBUTORS—0.7%
Beacon Roofing Supply, Inc.*	56,800	2,146,472

TRUCKING—1.2%
Swift Transportation Co.*	156,100	3,402,980

TOTAL COMMON STOCKS (Cost $228,922,235)		279,715,615

RIGHTS—%
BIOTECHNOLOGY—%
Neuralstem, Inc., 1/8/2019(L2)	77,950	—
(Cost $0)		—

MASTER LIMITED PARTNERSHIP—0.5%
ASSET MANAGEMENT & CUSTODY BANKS—0.5%
Fortress Investment Group LLC, Cl. A	167,500	1,385,225
(Cost $1,220,281)		1,385,225

	SHARES	VALUE
REAL ESTATE INVESTMENT TRUST—1.6%
OFFICE—0.8%
Dupont Fabros Technology, Inc.	91,600	$2,380,684

SPECIALIZED—0.8%
Sovran Self Storage, Inc.	31,300	2,125,583

TOTAL REAL ESTATE INVESTMENT TRUST (Cost $4,646,296)		4,506,267
Total Investments (Cost $234,788,812)(a)	97.8%	285,607,107
Other Assets in Excess of Liabilities	2.2%	6,547,404
NET ASSETS	100.0%	$292,154,511

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.
*	Non-income producing security.
#	American Depositary Receipts.
(a)

At January 31, 2014, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $235,671,414, amounted to $49,935,693 which consisted of aggregate gross unrealized appreciation of $56,232,297 and aggregate gross unrealized depreciation of $6,296,604.

(L2)	Security classified as Level 2 for ASC 820 disclosure purposes based on valuation inputs.

See Notes to Schedule of Investments.

THE ALGER FUNDS  |  ALGER GROWTH OPPORTUNITIES FUND

Schedule of Investments‡ January 31, 2014 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—94.9%
ADVERTISING—0.8%
Lamar Advertising Co., Cl. A*	2,895	$140,871

AEROSPACE & DEFENSE—2.2%
B/E Aerospace, Inc.*	1,630	129,536
Esterline Technologies Corp.*	800	82,360
Hexcel Corp.*	3,795	158,176
		370,072
AIRLINES—1.3%
Alaska Air Group, Inc.	1,580	124,931
Copa Holdings SA, Cl. A	750	98,025
		222,956
ALTERNATIVE CARRIERS—0.9%
Cogent Communications Group, Inc.	3,660	151,414

APPAREL ACCESSORIES & LUXURY GOODS—0.9%
Fifth & Pacific Cos, Inc.*	5,465	156,845

APPAREL RETAIL—1.2%
ANN, Inc.*	2,680	86,671
DSW, Inc., Cl. A	3,075	115,774
		202,445
APPLICATION SOFTWARE—3.0%
Aspen Technology, Inc.*	4,150	189,115
BroadSoft, Inc.*	3,100	94,891
Synchronoss Technologies, Inc.*	4,170	111,172
Ultimate Software Group, Inc.*	755	123,239
		518,417
ASSET MANAGEMENT & CUSTODY BANKS—2.0%
Financial Engines, Inc.	1,985	120,926
Waddell & Reed Financial, Inc., Cl. A	1,880	121,862
WisdomTree Investments, Inc.*	6,590	93,051
		335,839
AUTO PARTS & EQUIPMENT—2.0%
American Axle & Manufacturing Holdings, Inc.*	5,945	110,696
Tenneco, Inc.*	2,010	114,248
WABCO Holdings, Inc.*	1,330	114,673
		339,617
BIOTECHNOLOGY—6.5%
Aegerion Pharmaceuticals, Inc.*	965	57,881
Alkermes PLC.*	3,490	169,893
Celldex Therapeutics, Inc.*	2,510	64,708
Clovis Oncology, Inc.*	605	39,343
Cubist Pharmaceuticals, Inc.*	1,790	130,831
Dicerna Pharmaceuticals, Inc.*	195	8,018
Exelixis, Inc.*	2,420	16,650
Foundation Medicine, Inc.*	1,400	41,916
Intercept Pharmaceuticals, Inc.*	420	126,370
Isis Pharmaceuticals, Inc.*	745	38,040
Neurocrine Biosciences, Inc.*	2,405	41,101
Pharmacyclics, Inc.*	1,290	171,660

	SHARES	VALUE
COMMON STOCKS—(CONT.)
BIOTECHNOLOGY—(CONT.)
Portola Pharmaceuticals, Inc.*	3,860	$102,946
Puma Biotechnology, Inc.*	815	96,341
		1,105,698
BROADCASTING—2.0%
Cumulus Media, Inc., Cl. A*	24,565	164,340
Nexstar Broadcasting Group, Inc.	3,565	171,298
		335,638
BUILDING PRODUCTS—2.3%
AO Smith Corp.	3,075	145,201
Lennox International, Inc.	2,035	176,150
NCI Building Systems, Inc.*	3,775	69,611
		390,962
COMMUNICATIONS EQUIPMENT—2.1%
ARRIS Group, Inc.*	6,355	164,594
Finisar Corp.*	3,970	94,129
JDS Uniphase Corp.*	5,030	66,849
Ruckus Wireless, Inc.*	2,440	32,769
		358,341
COMPUTER HARDWARE—1.1%
NCR Corp.*	4,070	143,223
Stratasys Ltd.*	350	42,196
		185,419
COMPUTER STORAGE & PERIPHERALS—0.2%
Hutchinson Technology, Inc.*	8,745	33,231

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—0.9%
Oshkosh Corp.	2,765	149,697

CONSTRUCTION MATERIALS—0.8%
Eagle Materials, Inc.	1,840	144,900

DATA PROCESSING & OUTSOURCED SERVICES—1.5%
MAXIMUS, Inc.	2,880	122,025
Total System Services, Inc.	4,560	136,253
		258,278
DISTRIBUTORS—0.7%
LKQ Corp.*	4,440	120,191

EDUCATION SERVICES—0.9%
Grand Canyon Education, Inc.*	3,575	156,657

ELECTRICAL COMPONENTS & EQUIPMENT—1.7%
Acuity Brands, Inc.	1,125	142,920
Hubbell, Inc., Cl. B	1,205	140,660
		283,580
ELECTRONIC COMPONENTS—0.4%
Belden, Inc.	1,175	76,034

ELECTRONIC EQUIPMENT MANUFACTURERS—1.8%
Control4 Corp.*	2,260	51,799
FEI Co.	1,440	134,957
OSI Systems, Inc.*	2,115	122,522
		309,278

	SHARES	VALUE
COMMON STOCKS—(CONT.)
ENVIRONMENTAL & FACILITIES SERVICES—0.8%
Waste Connections, Inc.	3,315	$135,517

FOOD DISTRIBUTORS—0.8%
United Natural Foods, Inc.*	2,095	141,559

FOREST PRODUCTS—0.7%
Louisiana-Pacific Corp.*	6,650	116,575

HEALTH CARE EQUIPMENT—3.2%
GenMark Diagnostics, Inc.*	8,770	113,309
HeartWare International, Inc.*	935	92,761
Insulet Corp.*	4,315	185,545
Wright Medical Group, Inc.*	4,900	149,009
		540,624
HEALTH CARE FACILITIES—1.9%
Tenet Healthcare Corporation*	3,260	149,993
Universal Health Services, Inc., Cl. B	2,105	172,652
		322,645
HEALTH CARE SERVICES—1.0%
Team Health Holdings, Inc.*	3,905	168,540

HEALTH CARE SUPPLIES—1.7%
Align Technology, Inc.*	2,725	161,919
Endologix, Inc.*	5,865	93,840
TearLab Corp.*	5,040	33,718
		289,477
HEALTH CARE TECHNOLOGY—1.2%
athenahealth, Inc.*	890	131,186
HMS Holdings Corp.*	3,360	77,381
		208,567
HOMEBUILDING—0.6%
Taylor Morrison Home Corp., Cl. A*	4,830	102,155

HOTELS RESORTS & CRUISE LINES—0.8%
Extended Stay America, Inc.	5,175	131,704

HOUSEWARES & SPECIALTIES—0.9%
Jarden Corp.*	2,477	149,735

HUMAN RESOURCE & EMPLOYMENT SERVICES—0.8%
On Assignment, Inc.*	4,780	141,870

INDUSTRIAL MACHINERY—4.6%
Actuant Corp., Cl. A	4,715	161,347
Chart Industries, Inc.*	1,020	87,149
Lincoln Electric Holdings, Inc.	1,445	99,994
Nordson Corp.	1,380	95,661
RBC Bearings, Inc.*	1,340	86,886
The ExOne Co.*	1,885	88,708
Watts Water Technologies, Inc.	2,845	159,377
		779,122
INTERNET SOFTWARE & SERVICES—6.3%
Cornerstone OnDemand, Inc.*	2,795	159,455
DealerTrack Holdings, Inc.*	3,850	179,602
Demandware, Inc.*	2,235	142,325
eGain Corp.*	10,265	98,339

	SHARES	VALUE
COMMON STOCKS—(CONT.)
INTERNET SOFTWARE & SERVICES—(CONT.)
Millennial Media, Inc.*	7,445	$59,113
SPS Commerce, Inc.*	2,355	152,180
Textura Corp.*	4,645	146,039
Trulia, Inc.*	3,715	128,279
		1,065,332
IT CONSULTING & OTHER SERVICES—0.6%
Gartner, Inc.*	1,380	97,055

LEISURE FACILITIES—0.8%
Six Flags Entertainment Corp.	4,035	144,816

LEISURE PRODUCTS—1.1%
Brunswick Corp.	2,080	86,237
Malibu Boats, Inc.*	1,030	18,282
Polaris Industries, Inc.	670	83,884
		188,403
LIFE SCIENCES TOOLS & SERVICES—0.9%
Charles River Laboratories International, Inc.*	2,645	149,522

MANAGED HEALTH CARE—0.8%
Molina Healthcare, Inc.*	1,955	70,380
WellCare Health Plans, Inc.*	1,110	72,272
		142,652
METAL & GLASS CONTAINERS—0.3%
Berry Plastics Group, Inc.*	2,325	51,847

OIL & GAS EQUIPMENT & SERVICES—0.8%
Bristow Group, Inc.	1,030	73,944
Hornbeck Offshore Services, Inc.*	1,490	63,638
		137,582
OIL & GAS EXPLORATION & PRODUCTION—2.8%
Denbury Resources, Inc.	6,065	97,465
Kodiak Oil & Gas Corp.*	9,735	103,288
Rosetta Resources, Inc.*	2,020	86,072
SM Energy Co.	825	68,277
Whiting Petroleum Corp.*	1,975	115,301
		470,403
PACKAGED FOODS & MEATS—2.5%
Annie’s, Inc.*	2,295	92,075
B&G Foods, Inc.	4,365	143,041
Hain Celestial Group, Inc.*	2,050	188,375
		423,491
PHARMACEUTICALS—2.2%
Aratana Therapeutics, Inc.*	2,670	57,432
Auxilium Pharmaceuticals, Inc.*	3,510	89,786
Horizon Pharma, Inc.*	4,205	41,461
Jazz Pharmaceuticals PLC.*	535	81,138
Questcor Pharmaceuticals, Inc.	1,520	101,855
		371,672
RAILROADS—0.7%
Genesee & Wyoming, Inc., Cl. A*	1,410	127,379

	SHARES	VALUE
COMMON STOCKS—(CONT.)
REAL ESTATE SERVICES—0.9%
Jones Lang LaSalle, Inc.	1,305	$149,109

REGIONAL BANKS—1.7%
Signature Bank*	1,210	147,693
Synovus Financial Corp.	40,595	135,993
		283,686
RESTAURANTS—1.5%
Dunkin’ Brands Group, Inc.	3,505	163,088
Potbelly Corp.*	3,860	87,506
		250,594
SEMICONDUCTOR EQUIPMENT—1.4%
Lam Research Corp.*	3,128	158,308
SunEdison, Inc.*	5,720	79,565
		237,873
SEMICONDUCTORS—1.6%
Microsemi Corp.*	7,175	168,182
ON Semiconductor Corp.*	13,190	110,268
		278,450
SPECIALIZED CONSUMER SERVICES—1.3%
LifeLock, Inc.*	1,035	21,124
Service Corp. International	7,740	136,998
Sotheby’s	1,280	61,338
		219,460
SPECIALIZED FINANCE—0.7%
CBOE Holdings, Inc.	2,455	127,709

SPECIALTY CHEMICALS—2.5%
PolyOne Corp.	4,005	142,418
Rockwood Holdings, Inc.	2,320	158,990
The Valspar Corp.	1,855	130,369
		431,777
SPECIALTY STORES—2.3%
Dick’s Sporting Goods, Inc.	2,080	109,200
Five Below, Inc.*	2,735	100,238
GNC Holdings, Inc., Cl. A	2,425	123,942
Ulta Salon, Cosmetics & Fragrance, Inc.*	595	50,997
		384,377
SYSTEMS SOFTWARE—2.5%
CommVault Systems, Inc.*	2,000	138,140
FleetMatics Group PLC.*	3,250	130,032
ServiceNow, Inc.*	2,500	158,575
		426,747
THRIFTS & MORTGAGE FINANCE—0.8%
MGIC Investment Corp.*	16,840	142,972

TRADING COMPANIES & DISTRIBUTORS—1.7%
Beacon Roofing Supply, Inc.*	3,195	120,739
United Rentals, Inc.*	2,045	165,522
		286,261
TOTAL COMMON STOCKS (Cost $12,663,242)		16,163,639

	SHARES	VALUE
MASTER LIMITED PARTNERSHIP—0.7%
ASSET MANAGEMENT & CUSTODY BANKS—0.7%
Och-Ziff Capital Management Group LLC, Cl. A	8,215	$114,846
(Cost $80,972)		114,846

REAL ESTATE INVESTMENT TRUST—1.3%
RETAIL—0.7%
Tanger Factory Outlet Centers, Inc.	3,635	121,336

SPECIALIZED—0.6%
Sovran Self Storage, Inc.	1,585	107,638

TOTAL REAL ESTATE INVESTMENT TRUST (Cost $239,988)		228,974
Total Investments (Cost $12,984,202)(a)	96.9%	16,507,459
Other Assets in Excess of Liabilities	3.1%	528,284
NET ASSETS	100.0%	$17,035,743

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.
*	Non-income producing security.
(a)

At January 31, 2014, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $12,987,089, amounted to $3,520,370 which consisted of aggregate gross unrealized appreciation of $3,798,153 and aggregate gross unrealized depreciation of $277,783.

See Notes to Schedule of Investments.

THE ALGER FUNDS  |  ALGER HEALTH SCIENCES FUND

Schedule of Investments‡ January 31, 2014 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—96.5%
BIOTECHNOLOGY—26.2%
ACADIA Pharmaceuticals, Inc.*	39,900	$929,670
Alexion Pharmaceuticals, Inc.*	26,850	4,261,900
Biogen Idec, Inc.*	32,500	10,160,800
BioMarin Pharmaceutical, Inc.*	44,450	3,061,716
Celldex Therapeutics, Inc.*	41,600	1,072,448
Cepheid, Inc.*	23,200	1,226,352
Dicerna Pharmaceuticals, Inc.*	5,400	222,048
Gilead Sciences, Inc.*	174,900	14,105,685
Idenix Pharmaceuticals, Inc.*	111,850	784,068
Intercept Pharmaceuticals, Inc.*	1,950	586,716
Isis Pharmaceuticals, Inc.*	20,550	1,049,283
Neuralstem, Inc.*(L2)	688,250	2,264,342
Pharmacyclics, Inc.*	35,250	4,690,718
Portola Pharmaceuticals, Inc.*	80,300	2,141,601
Puma Biotechnology, Inc.*	4,850	573,319
Synageva BioPharma Corp.*	18,350	1,662,143
Vertex Pharmaceuticals, Inc.*	50,250	3,971,760
		52,764,569
DRUG RETAIL—2.5%
CVS Caremark Corp.	74,850	5,068,842

HEALTH CARE DISTRIBUTORS—1.5%
McKesson Corp.	17,350	3,026,014

HEALTH CARE EQUIPMENT—9.6%
Covidien PLC.	65,450	4,466,308
Insulet Corp.*	56,960	2,449,280
St. Jude Medical, Inc.	71,950	4,369,523
Thoratec Corp.*	30,800	1,076,152
Wright Medical Group, Inc.*	83,371	2,535,312
Zimmer Holdings, Inc.	47,250	4,440,083
		19,336,658
HEALTH CARE FACILITIES—11.9%
HCA Holdings, Inc.*	318,050	15,988,373
Healthsouth Corp.	36,300	1,129,656
Tenet Healthcare Corporation*	121,250	5,578,713
Universal Health Services, Inc., Cl. B	13,750	1,127,775
		23,824,517
HEALTH CARE SERVICES—6.0%
Catamaran Corp.*	69,850	3,396,107
Express Scripts, Inc.*	70,350	5,254,441
Premier, Inc., CL. A*	69,200	2,400,548
Team Health Holdings, Inc.*	23,850	1,029,366
		12,080,462
HEALTH CARE SUPPLIES—1.9%
Align Technology, Inc.*	39,300	2,335,206
Endologix, Inc.*	92,050	1,472,800
		3,808,006

	SHARES	VALUE
COMMON STOCKS—(CONT.)
HEALTH CARE TECHNOLOGY—1.1%
HMS Holdings Corp.*	90,900	$2,093,427

LIFE SCIENCES TOOLS & SERVICES—1.6%
Charles River Laboratories International, Inc.*	20,450	1,156,039
Thermo Fisher Scientific, Inc.	18,100	2,084,034
		3,240,073
MANAGED HEALTH CARE—2.1%
Cigna Corp.	14,100	1,216,971
Molina Healthcare, Inc.*	46,700	1,681,200
WellCare Health Plans, Inc.*	21,000	1,367,310
		4,265,481
PHARMACEUTICALS—32.1%
AbbVie, Inc.	139,650	6,874,969
Actavis plc.*	49,100	9,278,918
Aratana Therapeutics, Inc.*	53,100	1,142,181
Auxilium Pharmaceuticals, Inc.*	51,500	1,317,370
Eli Lilly & Co.	56,327	3,042,221
Emmaus Life Sciences, Inc.*(L3)	320,000	800,000
Horizon Pharma, Inc.*	203,150	2,003,059
Jazz Pharmaceuticals PLC.*	6,700	1,016,122
Merck & Co., Inc.	192,100	10,175,537
Perrigo Co., PLC.	13,300	2,070,278
Pfizer, Inc.	204,050	6,203,120
Roche Holding AG	21,450	5,898,395
Sanofi	49,650	4,875,265
Shire PLC#	14,250	2,132,085
Valeant Pharmaceuticals International, Inc.*	30,204	4,096,871
Zoetis, Inc.	121,850	3,699,366
		64,625,757
TOTAL COMMON STOCKS (Cost $159,455,283)		194,133,806
RIGHTS—%
BIOTECHNOLOGY—%
Neuralstem, Inc., 1/8/2019(L2)	344,125	—

PHARMACEUTICALS—%
Emmaus Life Sciences, Inc., 9/11/2018*(L3)	320,000	—
TOTAL RIGHTS (Cost $0)		—
Total Investments (Cost $159,455,283)(a)	96.5%	194,133,806
Other Assets in Excess of Liabilities	3.5%	7,069,708
NET ASSETS	100.0%	$201,203,514

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.
*	Non-income producing security.

#	American Depositary Receipts.
(a)

At January 31, 2014, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $159,806,214, amounted to $34,327,592 which consisted of aggregate gross unrealized appreciation of $35,698,894 and aggregate gross unrealized depreciation of $1,371,302.

(L2)	Security classified as Level 2 for ASC 820 disclosure purposes based on valuation inputs.
(L3)	Security classified as Level 3 for ASC 820 disclosure purposes based on valuation inputs.

See Notes to Schedule of Investments.

THE ALGER FUNDS  |  ALGER GROWTH & INCOME FUND

Schedule of Investments‡ January 31, 2014 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—93.9%
ADVERTISING—0.5%
Lamar Advertising Co., Cl. A*	10,000	$486,600

AEROSPACE & DEFENSE—3.9%
General Dynamics Corp.	7,300	739,563
Honeywell International, Inc.	17,000	1,550,910
The Boeing Co.	11,820	1,480,573
		3,771,046
AIR FREIGHT & LOGISTICS—0.7%
United Parcel Service, Inc., Cl. B	7,500	714,225

AIRLINES—0.7%
Copa Holdings SA, Cl. A	4,900	640,430

APPAREL RETAIL—0.5%
L Brands, Inc.	9,100	476,476

ASSET MANAGEMENT & CUSTODY BANKS—2.3%
Ameriprise Financial, Inc.	7,900	834,556
BlackRock, Inc.	4,500	1,352,115
		2,186,671
AUTO PARTS & EQUIPMENT—1.5%
Delphi Automotive PLC.	16,400	998,596
Johnson Controls, Inc.	10,000	461,200
		1,459,796
AUTOMOBILE MANUFACTURERS—0.6%
General Motors Co.*	15,700	566,456

BIOTECHNOLOGY—0.9%
Amgen, Inc.	7,300	868,335

CABLE & SATELLITE—2.1%
Comcast Corporation, Cl. A	26,200	1,426,590
Time Warner Cable, Inc.	4,200	559,734
		1,986,324
CASINOS & GAMING—1.0%
Las Vegas Sands Corp.	12,200	933,544

COMMUNICATIONS EQUIPMENT—2.5%
Cisco Systems, Inc.	52,100	1,141,511
QUALCOMM, Inc.	16,500	1,224,630
		2,366,141
COMPUTER HARDWARE—3.8%
Apple, Inc.	7,265	3,636,859

COMPUTER STORAGE & PERIPHERALS—1.0%
Seagate Technology PLC.	17,400	919,764

CONSUMER FINANCE—0.7%
Discover Financial Services	12,200	654,530

DIVERSIFIED BANKS—2.0%
Wells Fargo & Co.	42,100	1,908,814

DIVERSIFIED CHEMICALS—0.8%
The Dow Chemical Co.	15,700	714,507

DRUG RETAIL—1.3%
CVS Caremark Corp.	17,900	1,212,188

	SHARES	VALUE
COMMON STOCKS—(CONT.)
ELECTRIC UTILITIES—0.9%
The Southern Co.	21,100	$870,164

ELECTRICAL COMPONENTS & EQUIPMENT—1.7%
Eaton Corp., PLC.	15,900	1,162,131
Rockwell Automation, Inc.	4,300	493,812
		1,655,943
GENERAL MERCHANDISE STORES—1.0%
Target Corp.	16,900	957,216

HEALTH CARE EQUIPMENT—0.9%
Medtronic, Inc.	14,400	814,464

HOME IMPROVEMENT RETAIL—1.8%
The Home Depot, Inc.	22,400	1,721,440

HOUSEHOLD PRODUCTS—1.5%
The Procter & Gamble Co.	19,025	1,457,696

HYPERMARKETS & SUPER CENTERS—1.2%
Wal-Mart Stores, Inc.	14,900	1,112,732

INDUSTRIAL CONGLOMERATES—2.4%
General Electric Co.	92,700	2,329,551

INTEGRATED OIL & GAS—5.6%
Exxon Mobil Corp.	33,900	3,124,224
Royal Dutch Shell PLC.#	32,800	2,266,480
		5,390,704
INTEGRATED TELECOMMUNICATION SERVICES—3.1%
AT&T, Inc.	31,100	1,036,252
Verizon Communications, Inc.	41,100	1,973,622
		3,009,874
INTERNET SOFTWARE & SERVICES—2.5%
Google, Inc., Cl. A*	2,005	2,367,845

INVESTMENT BANKING & BROKERAGE—1.6%
Morgan Stanley	52,900	1,561,079

IT CONSULTING & OTHER SERVICES—2.7%
Accenture Ltd.	13,300	1,062,404
International Business Machines Corp.	8,800	1,554,784
		2,617,188
LEISURE FACILITIES—0.8%
Six Flags Entertainment Corp.	22,100	793,169

MANAGED HEALTH CARE—1.4%
UnitedHealth Group, Inc.	18,100	1,308,268

MOVIES & ENTERTAINMENT—1.1%
Viacom, Inc., Cl. B	12,200	1,001,620

OFFICE ELECTRONICS—0.8%
Xerox Corp.	73,100	793,135

OIL & GAS EQUIPMENT & SERVICES—1.0%
Halliburton Company	19,000	931,190

OIL & GAS EXPLORATION & PRODUCTION—2.0%
ConocoPhillips	20,800	1,350,960
Denbury Resources, Inc.	33,000	530,310
		1,881,270

	SHARES	VALUE
COMMON STOCKS—(CONT.)
OIL & GAS REFINING & MARKETING—0.6%
HollyFrontier Corp.	13,200	$611,160

OIL, GAS & CONSUMABLE FUELS—0.5%
The Williams Cos., Inc.	12,400	502,076

OTHER DIVERSIFIED FINANCIAL SERVICES—2.3%
JPMorgan Chase & Co.	39,661	2,195,633

PACKAGED FOODS & MEATS—0.5%
Kraft Foods Group, Inc.	9,300	486,855

PHARMACEUTICALS—9.5%
AbbVie, Inc.	20,400	1,004,292
Bristol-Myers Squibb Co.	34,100	1,703,977
Eli Lilly & Co.	20,800	1,123,408
Johnson & Johnson	27,500	2,432,925
Pfizer, Inc.	64,899	1,972,930
Roche Holding AG#	12,300	843,780
		9,081,312
RAILROADS—1.6%
CSX Corp.	55,400	1,490,814

REGIONAL BANKS—0.5%
Regions Financial Corp.	48,600	494,262

RESTAURANTS—1.9%
Darden Restaurants, Inc.	10,600	524,064
McDonald’s Corp.	14,000	1,318,380
		1,842,444
SECURITY & ALARM SERVICES—1.0%
Tyco International Ltd.	23,800	963,662

SEMICONDUCTOR EQUIPMENT—0.7%
Kla-Tencor Corp.	11,400	700,758

SEMICONDUCTORS—1.8%
Avago Technologies Ltd.	9,000	491,760
Intel Corp.	50,600	1,241,724
		1,733,484
SOFT DRINKS—3.8%
PepsiCo, Inc.	24,600	1,976,856
The Coca-Cola Co.	42,900	1,622,478
		3,599,334
SPECIALIZED FINANCE—1.4%
CME Group, Inc.	18,450	1,379,322

SPECIALTY CHEMICALS—1.1%
Rockwood Holdings, Inc.	15,800	1,082,774

SPECIALTY STORES—0.6%
Tiffany & Co.	6,300	524,097

SYSTEMS SOFTWARE—2.3%
Microsoft Corp.	58,600	2,218,010

TOBACCO—2.4%
Altria Group, Inc.	39,215	1,381,152
Philip Morris International, Inc.	12,215	954,480
		2,335,632

	SHARES	VALUE
COMMON STOCKS—(CONT.)
WIRELESS TELECOMMUNICATION SERVICES—0.6%
Vodafone Group PLC.#*	15,700	$581,842
TOTAL COMMON STOCKS (Cost $70,921,253)		89,900,725

MASTER LIMITED PARTNERSHIP—2.6%
ASSET MANAGEMENT & CUSTODY BANKS—1.5%
Blackstone Group LP.	42,100	1,378,775

INVESTMENT BANKING & BROKERAGE—1.1%
Apollo Global Management LLC.	32,700	1,061,115
TOTAL MASTER LIMITED PARTNERSHIP (Cost $1,737,890)		2,439,890

REAL ESTATE INVESTMENT TRUST—3.1%
MORTGAGE—0.5%
Two Harbors Investment Corp.	48,500	476,755

RETAIL—0.9%
Simon Property Group, Inc.	5,300	820,652

SPECIALIZED—1.7%
Health Care REIT, Inc.	13,700	793,504
Plum Creek Timber Co., Inc.	20,600	887,242
		1,680,746
TOTAL REAL ESTATE INVESTMENT TRUST (Cost $3,019,394)		2,978,153

	PRINCIPAL AMOUNT
CONVERTIBLE NOTES—0.0%
ADVERTISING—0.0%
Choicestream, Inc., 15.00%, 3/31/2014(L3),(a)	33,487	33,487
(Cost $33,487)		33,487

Total Investments (Cost $75,712,024)(b)	99.6%	95,352,255
Other Assets in Excess of Liabilities	0.4%	412,554
NET ASSETS	100.0%	$95,764,809

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.
*	Non-income producing security.
#	American Depositary Receipts.
(a)	Security not registered under the Securities Act of 1933, and may not be sold or transferred without registration.
(b)

At January 31, 2014, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $75,613,482, amounted to $19,738,773 which consisted of aggregate gross unrealized appreciation of $20,094,285 and aggregate gross unrealized depreciation of $355,512.

(L3)	Security classified as Level 3 for ASC 820 disclosure purposes based on valuation inputs.

See Notes to Schedule of Investments.

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 — General:

The Alger Funds (the “Trust”) is a diversified, open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Trust operates as a series company currently issuing an unlimited number of shares of beneficial interest in eight funds — Alger Capital Appreciation Fund, Alger International Growth Fund (formerly Alger Large Cap Growth Fund), Alger Mid Cap Growth Fund, Alger SMid Cap Growth Fund, Alger Small Cap Growth Fund, Alger Growth Opportunities Fund, Alger Health Sciences Fund and Alger Growth & Income Fund (collectively, the “Funds” or individually, each a “Fund”). The Alger Capital Appreciation Fund, Alger International Growth Fund, Alger Mid Cap Growth Fund, Alger SMid Cap Growth Fund, Alger Small Cap Growth Fund, Alger Growth Opportunities Fund and Alger Health Sciences Fund normally invest primarily in equity securities and each has an investment objective of long-term capital appreciation. The Alger Growth & Income Fund also invests primarily in equity securities but has an investment objective of both capital appreciation and current income.

Each Fund offers one or more of the following share classes: Class A, B, C, I and Z.  Class A shares are generally subject to an initial sales charge while Class B and C shares are generally subject to a deferred sales charge. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month in which the order to purchase was accepted. The conversion is completed without the imposition of any sales charges or other fees. Class I and Z shares are sold to institutional investors without an initial or deferred sales charge. Each class has identical rights to assets and earnings, except that each share class bears the costs of its plan of distribution, if it maintains one, and transfer agency and sub-transfer agency services.

NOTE 2 — Significant Accounting Policies:

(a) Investment Valuation: The Funds value their financial instruments at fair value using independent dealers or pricing services under policies approved by the Fund’s Board of Trustees. Investments of the Funds are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern time).

Equity securities and option contracts for which such information is readily available are valued at the last reported sales price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the absence of reported sales, securities are valued at a price within the bid and ask price or, in the absence of a recent bid or ask price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

Debt securities generally trade in the over-the-counter market.  Securities with remaining maturities of more than sixty days at the time of acquisition are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche.  Debt securities with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value.

Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board of Trustees.

Securities in which the Funds invest may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE may result in adjustments to the closing prices to reflect what the investment adviser, pursuant to policies established by the Board of Trustees, believes to be the fair value of these securities as of the close of the NYSE. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open.

Financial Accounting Standards Board Accounting Standards Codification 820 — Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that a Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. “Inputs” refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•                  Level 1 —  quoted prices in active markets for identical investments

•                  Level 2 — significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The Funds’ valuation techniques are consistent with the market approach whereby prices and other relevant information generated by market transactions involving identical or comparable assets are used to measure fair value.  Inputs for Level 1 include exchange-listed prices and broker quotes in an active market.  Inputs for Level 2 include the last trade price in the case of a halted security, an exchange-listed price which has been

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

adjusted for fair value factors, and prices of closely related securities.  Additional Level 2 inputs include an evaluated price which is based upon on a compilation of observable market information such as spreads for fixed income and preferred securities.  Valuation techniques for Level 3 securities also may include using the income approach whereby future amounts are converted, or discounted, to a current single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events.  Inputs for Level 3 include unobservable market information which can include cash flows and other information obtained from a company’s financial statements, or from market indicators such as benchmarks and indices.

Valuation processes are determined by a Valuation Committee (“Committee”) established by the Fund’s Board of Trustees (“Board”) and comprised of representatives of the Fund’s investment advisor.  The Committee reports its valuation determinations to the Board which is responsible for approving valuation policy and procedures.

While the Committee meets on an as needed basis, the Committee formally meets quarterly to review and evaluate the effectiveness of the procedures for making fair value determinations.  The Committee considers, among other things, the results of quarterly back testing of the fair value model for foreign securities, pricing comparisons between primary and secondary price sources, the outcome of price challenges put to the Funds’ pricing vendor, and variances between transactional prices and previous mark-to-markets.

The Funds will record a change to a security’s fair value level if new inputs are available or it becomes evident that inputs previously considered for leveling have changed or are no longer relevant.  Transfers between Levels 1 and 2 are recognized at the end of the reporting period, and transfers into and out of Level 3 are recognized during the reporting period.

(b) Cash and Cash Equivalents: Cash and cash equivalents include U.S. dollars, foreign cash and overnight time deposits.

NOTE 3 — Fair Value Measurements:

The major categories of securities and their respective fair value inputs are detailed in each Fund’s Schedule of Investments.  Based  upon  the  nature,  characteristics,  and  risks associated  with  their  investments  as  of  January 31, 2014,  the Funds have determined that presenting them by security type and sector is appropriate.

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
Alger Capital Appreciation Fund
COMMON STOCKS
Consumer Discretionary	$394,163,861	$394,163,861	—	—
Consumer Staples	93,689,538	93,689,538	—	—
Energy	56,734,387	56,734,387	—	—
Financials	118,526,853	118,526,853	—	—
Health Care	286,688,087	286,688,087	—	—
Industrials	160,929,800	160,929,800	—	—
Information Technology	483,040,935	483,040,935	—	—
Materials	50,486,244	50,486,244	—	—
Telecommunication Services	17,316,742	17,316,742	—	—
TOTAL COMMON STOCKS	$1,661,576,447	$1,661,576,447	—	—
CONVERTIBLE NOTES
Consumer Discretionary	548,498	—	—	548,498
MASTER LIMITED PARTNERSHIP
Financials	17,367,325	17,367,325	—	—
TOTAL INVESTMENTS IN SECURITIES	$1,679,492,270	$1,678,943,772	—	$548,498

	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
Alger International Growth Fund
COMMON STOCKS
Consumer Discretionary	34,024,088	31,631,000	2,393,088	—
Consumer Staples	18,732,270	18,732,270	—	—
Energy	6,597,288	6,597,288	—	—
Financials	61,458,116	50,891,796	10,566,320	—
Health Care	31,513,005	31,513,005	—	—
Industrials	22,313,491	18,718,248	3,595,243	—
Information Technology	25,727,696	23,617,726	2,109,970	—
Materials	10,531,594	10,531,594	—	—
Telecommunication Services	10,125,371	8,551,949	1,573,422	—
Utilities	1,225,029	1,225,029	—	—
TOTAL COMMON STOCKS	$222,247,948	$202,009,905	$20,238,043	—
TOTAL INVESTMENTS IN SECURITIES	$222,247,948	$202,009,905	$20,238,043	—

	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
Alger Mid Cap Growth Fund
COMMON STOCKS
Consumer Discretionary	60,100,468	60,100,468	—	—
Consumer Staples	13,712,325	13,712,325	—	—
Energy	14,797,337	14,797,337	—	—
Financials	12,156,967	12,156,967	—	—
Health Care	31,272,773	31,272,773	—	—
Industrials	31,905,557	31,905,557	—	—
Information Technology	40,338,767	40,338,767	—	—
Materials	10,075,003	10,075,003	—	—
Telecommunication Services	2,258,802	2,258,802	—	—
TOTAL COMMON STOCKS	$216,617,999	$216,617,999	—	—
MASTER LIMITED PARTNERSHIP
Financials	1,649,994	1,649,994	—	—
PURCHASED OPTIONS
Energy	165,332	165,332	—	—
TOTAL INVESTMENTS IN SECURITIES	$218,433,325	$218,433,325	—	—

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
Alger Mid Cap Growth Fund
SECURITIES SOLD SHORT
OPTIONS WRITTEN
Energy	$1,210,770	$579,270	$631,500	—

	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
Alger SMid Cap Growth Fund
COMMON STOCKS
Consumer Discretionary	177,441,143	177,441,143	—	—
Consumer Staples	28,879,893	28,879,893	—	—
Energy	50,910,465	50,910,465	—	—
Financials	66,353,215	66,353,215	—	—
Health Care	209,954,747	209,954,747	—	—
Industrials	197,839,953	197,839,953	—	—
Information Technology	230,789,235	230,789,235	—	—
Materials	65,706,258	65,706,258	—	—
Telecommunication Services	11,390,816	11,390,816	—	—
TOTAL COMMON STOCKS	$1,039,265,725	$1,039,265,725	—	—
MASTER LIMITED PARTNERSHIP
Financials	9,342,135	9,342,135	—	—
REAL ESTATE INVESTMENT TRUST
Financials	15,065,781	15,065,781	—	—
TOTAL INVESTMENTS IN SECURITIES	$1,063,673,641	$1,063,673,641	—	—

	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
Alger Small Cap Growth Fund
COMMON STOCKS
Consumer Discretionary	47,671,396	47,671,396	—	—
Consumer Staples	8,610,899	8,610,899	—	—
Energy	11,409,607	11,409,607	—	—
Financials	13,570,885	13,570,885	—	—
Health Care	63,592,357	63,079,446	512,911	—
Industrials	46,203,647	46,203,647	—	—
Information Technology	71,276,036	71,276,036	—	—
Materials	13,744,365	13,744,365	—	—
Telecommunication Services	3,636,423	3,636,423	—	—
TOTAL COMMON STOCKS	$279,715,615	$279,202,704	$512,911	—
MASTER LIMITED PARTNERSHIP
Financials	1,385,225	1,385,225	—	—
REAL ESTATE INVESTMENT TRUST
Financials	4,506,267	4,506,267	—	—
TOTAL INVESTMENTS IN SECURITIES	$285,607,107	$285,094,196	$512,911	—

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
Alger Growth Opportunities Fund
COMMON STOCKS
Consumer Discretionary	3,023,508	3,023,508	—	—
Consumer Staples	565,050	565,050	—	—
Energy	607,985	607,985	—	—
Financials	1,039,315	1,039,315	—	—
Health Care	3,299,397	3,299,397	—	—
Industrials	2,887,416	2,887,416	—	—
Information Technology	3,844,455	3,844,455	—	—
Materials	745,099	745,099	—	—
Telecommunication Services	151,414	151,414	—	—
TOTAL COMMON STOCKS	$16,163,639	$16,163,639	—	—

	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
Alger Growth Opportunities Fund
MASTER LIMITED PARTNERSHIP
Financials	$114,846	$114,846	—	—
REAL ESTATE INVESTMENT TRUST
Financials	228,974	228,974	—	—
TOTAL INVESTMENTS IN SECURITIES	$16,507,459	$16,507,459	—	—

	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
Alger Health Sciences Fund
COMMON STOCKS
Consumer Staples	5,068,842	5,068,842	—	—
Health Care	189,064,964	186,000,622	2,264,342	800,000
TOTAL COMMON STOCKS	$194,133,806	$191,069,464	$2,264,342	$800,000
TOTAL INVESTMENTS IN SECURITIES	$194,133,806	$191,069,464	$2,264,342	$800,000

	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
Alger Growth & Income Fund
COMMON STOCKS
Consumer Discretionary	12,749,182	12,749,182	—	—
Consumer Staples	10,204,437	10,204,437	—	—
Energy	9,316,400	9,316,400	—	—
Financials	10,380,311	10,380,311	—	—
Health Care	12,072,379	12,072,379	—	—
Industrials	11,565,671	11,565,671	—	—
Information Technology	17,353,184	17,353,184	—	—
Materials	1,797,281	1,797,281	—	—
Telecommunication Services	3,591,716	3,591,716	—	—
Utilities	870,164	870,164	—	—
TOTAL COMMON STOCKS	$89,900,725	$89,900,725	—	—
CONVERTIBLE NOTES
Consumer Discretionary	33,487	—	—	33,487
MASTER LIMITED PARTNERSHIP
Financials	2,439,890	2,439,890	—	—
REAL ESTATE INVESTMENT TRUST
Financials	2,978,153	2,978,153	—	—
TOTAL INVESTMENTS IN SECURITIES	$95,352,255	$95,318,768	—	$33,487

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Capital Appreciation Fund	Convertible Notes
Opening balance at November 1, 2013	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net unrealized gain (loss) on investments	—
Purchases, issuances, sales, and settlements
Purchases	548,498
Issuances	—
Sales	—
Settlements	—
Closing balance at January 31, 2014	548,498
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation (depreciation) relating to investments still held at 1/31/2014	$—

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Health Sciences Fund	Common Stocks
Opening balance at November 1, 2013	$—
Transfers into Level 3	800,000
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net unrealized gain (loss) on investments	—
Purchases, issuances, sales, and settlements
Purchases	—
Issuances	—
Sales	—
Settlements	—
Closing balance at January 31, 2014	800,000
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation (depreciation) relating to investments still held at 1/31/2014	$—

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Growth & Income Fund	Convertible Notes
Opening balance at November 1, 2013	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net unrealized gain (loss) on investments	—
Purchases, issuances, sales, and settlements
Purchases	33,487
Issuances	—
Sales	—
Settlements	—
Closing balance at January 31, 2014	33,487
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation (depreciation) relating to investments still held at 1/31/2014	$—

The following table provides quantitative information about our Level 3 fair value measurements of our investments as of January 31, 2014. In addition to the techniques and inputs noted in the table below, according to our valuation policy we may also use other valuation techniques and methodologies when determining our fair value measurements. The table below is not intended to be all-inclusive, but rather provides information on the Level 3 inputs as they relate to our fair value measurements.

	Fair Value January 31, 2014	Valuation Methodology	Unobservable Input	Range
Alger Capital Appreciation Fund
Convertible Note	$548,498	Market Approach	Revenue Multiple EBITDA Multiple	0.90x to 1.8x 7.6x to 14.2x
Alger Health Sciences
Common Stock	$800,000	Discounted Cash Flow	Probability of FDA Approval	45% - %80
Alger Growth & income Fund
Convertible Note	$33,487	Market Approach	Revenue Multiple EBITDA Multiple	0.90x to 1.8x 7.6x to 14.2x

The significant unobservable inputs used in the fair value measurement of the company’s securities are revenue and earnings before interest, taxes, depreciation and amortization (“EBITDA”) multiples. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurements as noted in the table above.

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

On January 31, 2014 the Alger International Growth Fund transferred $10,125,660 from Level 1 to Level 2, utilizing fair value adjusted prices rather than exchange listed prices.

Certain of the Fund’s assets and liabilities are held at carrying amount or face value, which approximates fair value for financial statement purposes. As of January 31, 2014, such assets are categorized within the disclosure hierarchy as follows:

	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
Cash, Foreign cash and Cash equivalents:
Alger Capital Appreciation Fund	$16,752,124	$16,752,124	—	—
Alger International Growth Fund	3,593,148	3,593,148	—	—
Alger Mid Cap Growth Fund	6,139,341	6,139,341	—	—
Alger SMid Cap Growth Fund	30,025,100	30,025,100	—	—
Alger Small Cap Growth Fund	7,303,840	7,303,840	—	—
Alger Growth Opportunities Fund	555,489	555,489	—	—
Alger Health Sciences Fund	6,618,539	6,618,539	—	—
Alger Growth & Income Fund	165	165	—	—
Total	$70,987,746	$70,987,746	—	—

NOTE 4 — Derivatives:

Financial Accounting Standards Board Accounting Standards Codification 815 — Derivatives and Hedging (“ASC 815”) requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

Forward currency contracts—In connection with portfolio purchases and sales of securities denominated in foreign currencies, the Funds may enter into forward currency contracts. Additionally, each Portfolio may enter into such contracts to economically hedge certain other foreign-currency denominated investments. These contracts are valued at the current cost of covering or offsetting such contracts, and the related realized and unrealized foreign exchange gains and losses are included in the statement of operations. In the event that counterparties fail to settle these currency contracts or the related foreign security trades, a Portfolio could be exposed to foreign currency fluctuations.

Options—The Funds seek to capture the majority of the returns associated with equity market investments. To meet this investment goal, the Funds invest in a broadly diversified portfolio of common stocks, while also buying and selling call and put options on equities and equity indices.  The Funds purchase call options to increase their exposure to stock market risk and also provide diversification of risk.  The Funds purchase put options in order to protect from significant market declines that may occur over a short period of time.  The Funds will write covered call and cash-secured put options to generate cash flows while reducing the volatility of the portfolio.  The cash flows may be an important source of the Funds’ return, although written call options may reduce the

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

Funds’ ability to profit from increases in the value of the underlying security or equity portfolio.  The value of a call option generally increases as the price of the underlying stock increases and decreases as the stock decreases in price.  Conversely, the value of a put option generally increases as the price of the underlying stock decreases and decreases as the stock increases in price.  The combination of the diversified stock portfolio and the purchase and sale of options is intended to provide the Funds with the majority of the returns associated with equity market investments but with reduced volatility and returns that are augmented with the cash flows from the sale of options.  During the period ended January, 31 2014, written equity and index put options were used in accordance with this objective.

The Funds’ option contracts were not subject to any rights of offset with any counterparty. All of the Funds’ options were exchange traded which utilize a clearing house that acts as an intermediary between buyer and seller, receiving initial and maintenance margin from both, and guaranteeing performance of the option contract.

The fair values of derivative instruments as of January 31, 2014, are as follows:

Alger Mid Cap Growth Fund

	ASSET DERIVATIVES 2014		LIABILITY DERIVATIVES 2014
Derivatives not accounted for as hedging instruments	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Purchased Put Options	Investments in Securities, at value	$165,332	—	—
Purchased Call Options	Investments in Securities, at value	—
Written Put Options	—	—	Written Options Outstanding, at value	$924,570
Written Call Options	—	—	Written Options Outstanding, at value	286,200
Total		$165,332		$1,210,770

For the three months ended January 31, 2014, the Alger Mid Cap Growth Fund had option purchases of $2,224,756 and option sales of $3,683,427. The effect of derivative instruments on the statement of operations for the three months ended January 31, 2014 is as follows:

Net realized gain on investments and options

Alger Mid Cap Growth Fund

Derivatives not accounted for as hedging instruments	Options

Purchased Options	$(235,116)
Written Options	1,031,210
Total	$796,094

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

Alger Health Sciences Fund

Derivatives not accounted for as hedging instruments	Options

Purchased Options	$(125,010)
Total	$(125,010)

Net change in unrealized appreciation (depreciation) on investments, options

Alger Mid Cap Growth Fund

Derivatives not accounted for as hedging instruments under	Options

Purchased Options	$62,201
Written Options	(16,933)
Total	$45,268

Alger Health Sciences Fund

Derivatives not accounted for as hedging instruments under	Options

Purchased Options	$102,736
Total	$102,736

NOTE 5 — Recent Accounting Pronouncements:

In June 2013, the FASB issued ASU 2013-08, Financial Services — Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements (“ASU 2013-08”). The amendments in ASU 2013-08 include an accounting update that modifies the criteria used in defining an investment company under GAAP and sets forth certain measurement and disclosure requirements. This update requires an investment company to measure noncontrolling interests in another investment company at fair value and requires an entity to disclose the fact that it is an investment company, and provide information about changes, if any, in its status as an investment company. An entity will also need to include disclosures around financial support that has been provided or is contractually required to be provided to any of its investees. The new guidance is effective for annual reporting periods beginning on or after January 1, 2014. The Fund does not believe that this will have a material impact on the financial statements.

ITEM 2.  Controls and Procedures.

(a) Based on their evaluation of Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this document, Registrant’s principal executive officer and principal financial officer found Registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by Registrant in the reports it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) No changes in the registrant’s internal control over financial reporting occurred during the registrant’s last fiscal quarter that materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Alger Funds

By	/s/Hal Liebes

Hal Liebes

President

Date: March 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Hal Liebes

Hal Liebes

President

Date: March 27, 2014

By	/s/ Michael D. Martins

Michael D. Martins

Treasurer

Date: March 27, 2014